Schedule of Investments (unaudited)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Australia — 0.6%
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)	USD	25	$23,625
Commerzbank Ag Subordinated, 1.38%, 12/29/31 (Call 09/29/26)(b)(c)	EUR	100	91,733
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(d)	USD	100	88,000
4.50%, 09/15/27 (Call 06/15/27)(a)(d)	USD	50	47,730
5.13%, 05/15/24 (Call 02/15/24)(a)	USD	50	49,625
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(d)	USD	45	43,871
6.13%, 04/15/32 (Call 01/15/32)(a)(d)	USD	40	39,000
Level 3 Financing Inc., 3.40%, 03/01/27 (Call 01/01/27)(a)(d)	USD	50	43,392
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	USD	50	51,314
8.13%, 05/01/27 (Call 05/01/23)(a)	USD	50	50,375
8.50%, 05/01/30 (Call 05/01/25)(a)	USD	40	41,450
			570,115
Austria — 0.2%
ams-OSRAM AG, 6.00%, 07/31/25 (Call 03/02/23)(b)	EUR	100	104,514
Wienerberger AG, 2.00%, 05/02/24(b)	EUR	50	53,090
			157,604
Belgium — 0.3%
Ontex Group NV, 3.50%, 07/15/26 (Call 07/15/23)(b)	EUR	100	95,017
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 02/13/23)(a)	USD	200	186,125
			281,142
Canada — 3.3%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(d)	USD	45	39,499
3.88%, 01/15/28 (Call 09/15/23)(a)	USD	95	86,828
4.00%, 10/15/30 (Call 10/15/25)(a)	USD	200	170,250
4.38%, 01/15/28 (Call 11/15/23)(a)	USD	45	41,552
5.75%, 04/15/25 (Call 04/15/23)(a)(d)	USD	40	39,995
Air Canada
3.88%, 08/15/26 (Call 02/15/26)(a)	USD	75	69,477
4.63%, 08/15/29 (Call 02/15/26)(a)	CAD	213	145,396
AutoCanada Inc., 5.75%, 02/07/29 (Call 01/01/25)(a)	CAD	75	50,114
Bausch Health Cos. Inc.
5.25%, 02/15/31 (Call 02/15/26)(a)(d)	USD	50	22,626
6.13%, 02/01/27 (Call 02/01/24)(a)	USD	80	54,600
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	USD	40	38,005
7.13%, 06/15/26 (Call 06/15/23)(a)	USD	75	74,719
7.50%, 12/01/24 (Call 12/01/23)(a)	USD	20	20,397
7.50%, 03/15/25 (Call 03/15/23)(a)	USD	77	77,122
7.50%, 02/01/29 (Call 02/01/26)(a)	USD	50	50,000
7.88%, 04/15/27 (Call 04/15/23)(a)(d)	USD	130	129,675
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	50	38,800
6.25%, 09/15/27 (Call 09/15/23)(a)	USD	32	28,305
Crew Energy Inc., 6.50%, 03/14/24 (Call 03/14/23)(a)	CAD	23	17,124
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(c)(d)	USD	75	73,801
Ford Motor Credit Co. LLC, 4.13%, 08/17/27 (Call 06/17/27)	USD	25	23,057
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	USD	50	45,638
Security	Par (000)		Value

Canada (continued)
6.00%, 06/01/29 (Call 06/01/24)(a)	USD	50	$41,790
7.75%, 02/15/28 (Call 02/15/25)(a)(d)	USD	30	30,394
9.50%, 11/01/27 (Call 11/01/23)(a)	USD	25	24,813
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(d)	USD	50	44,253
3.75%, 08/01/25 (Call 08/01/23)(a)	USD	55	52,341
4.00%, 08/01/28 (Call 08/01/23)(a)(d)	USD	35	31,071
4.25%, 06/01/25 (Call 06/01/23)(a)(d)	USD	15	14,495
4.38%, 08/15/29 (Call 08/15/24)(a)	USD	40	35,273
4.75%, 06/15/29 (Call 06/15/24)(a)(d)	USD	60	54,372
5.13%, 12/15/26 (Call 12/15/23)(a)	USD	34	33,110
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)	USD	35	31,771
7.00%, 12/31/27 (Call 12/31/23)(a)	USD	45	39,217
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	USD	20	16,742
5.25%, 12/15/27 (Call 12/15/23)(a)(d)	USD	50	45,761
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(d)	USD	25	23,950
7.13%, 02/01/27 (Call 02/01/23)(a)	USD	60	61,503
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	USD	50	47,733
5.25%, 12/15/29 (Call 09/15/29)	USD	40	36,779
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(d)	USD	32	27,437
4.88%, 06/01/24 (Call 03/03/24)(a)	USD	55	54,175
5.00%, 05/01/25 (Call 01/31/25)(a)	USD	40	38,646
5.25%, 06/01/27 (Call 03/03/27)(a)	USD	75	69,889
NuVista Energy Ltd., 7.88%, 07/23/26 (Call 07/19/23)(a)	CAD	25	19,095
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	USD	65	56,482
3.88%, 12/01/29 (Call 12/01/24)(a)	USD	60	49,930
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)	USD	65	54,761
4.13%, 12/01/31 (Call 12/01/26)(a)	USD	43	34,937
Parkland Corp.
3.88%, 06/16/26 (Call 06/16/23)(a)	CAD	125	86,736
4.50%, 10/01/29 (Call 10/01/24)(a)	USD	45	38,803
4.63%, 05/01/30 (Call 05/01/25)(a)	USD	55	47,443
5.88%, 07/15/27 (Call 07/15/23)(a)	USD	40	38,440
SNC-Lavalin Group Inc., 7.00%, 06/12/26	CAD	25	19,313
Superior Plus LP, 4.25%, 05/18/28 (Call 05/18/24)(a)	CAD	50	33,182
Tamarack Valley Energy Ltd., 7.25%, 05/10/27 (Call 05/10/24)(a)	CAD	25	17,889
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/23)(a)(d)	USD	35	16,013
5.63%, 12/06/26 (Call 12/06/23)(a)(d)	USD	35	16,139
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/23)(a)	USD	55	52,024
Videotron Ltd.
3.13%, 01/15/31 (Call 01/15/26)	CAD	25	14,825
3.63%, 06/15/28 (Call 06/15/24)(a)	CAD	50	33,034
3.63%, 06/15/29 (Call 06/15/24)(a)(d)	USD	25	21,828
4.50%, 01/15/30 (Call 10/15/24)	CAD	110	72,829
5.13%, 04/15/27 (Call 04/15/23)(a)	USD	35	33,663
5.38%, 06/15/24 (Call 03/15/24)(a)	USD	50	49,770
			2,999,631

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

China — 0.1%
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(b)	USD	45	$44,681
6.75%, 06/30/30 (Call 12/30/29)(a)(b)	USD	40	38,979
			83,660
Finland — 0.3%
Nokia OYJ
2.00%, 03/11/26 (Call 12/11/25)	EUR	100	102,303
4.38%, 06/12/27	USD	35	33,717
Teollisuuden Voima OYJ, 2.63%, 03/31/27 (Call 12/31/26)(b)	EUR	150	150,571
			286,591
France — 4.7%
Accor SA, 3.00%, 02/04/26 (Call 11/04/25)(b)	EUR	100	105,195
Adevinta ASA, 2.63%, 11/15/25 (Call 02/03/23)(b)	EUR	100	103,173
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	USD	150	119,138
Altice France SA/France
2.13%, 02/15/25 (Call 01/29/24)(b)	EUR	100	100,140
4.13%, 01/15/29 (Call 09/15/23)(b)	EUR	100	85,083
5.13%, 01/15/29 (Call 09/15/23)(a)	USD	25	19,552
5.13%, 07/15/29 (Call 04/15/24)(a)	USD	175	136,062
5.50%, 01/15/28 (Call 09/15/23)(a)	USD	100	83,052
8.13%, 02/01/27 (Call 08/01/23)(a)(d)	USD	100	93,762
Atos SE
1.00%, 11/12/29 (Call 08/12/29)(b)	EUR	100	71,320
2.50%, 11/07/28 (Call 08/07/28)(b)	EUR	100	75,814
Banijay Entertainment SASU, 3.50%, 03/01/25 (Call 03/02/23)(b)	EUR	100	104,723
CAB SELAS, 3.38%, 02/01/28 (Call 02/01/24)	EUR	100	90,489
Casino Guichard Perrachon SA, 5.25%, 04/15/27 (Call 04/15/23)(b)	EUR	100	63,252
Chrome Bidco SASU, 3.50%, 05/31/28 (Call 05/31/24)(b)	EUR	100	90,145
Electricite de France SA, 5.63%, (Call 01/22/24)(a)(c)(e)	USD	95	92,387
Elis SA, 1.63%, 04/03/28 (Call 01/03/28)(b)	EUR	100	93,578
Emeria SASU, 3.38%, 03/31/28 (Call 03/31/24)(b)	EUR	100	90,339
Faurecia SE
2.38%, 06/15/27 (Call 06/15/23)(b)	EUR	100	92,966
2.63%, 06/15/25 (Call 03/02/23)(b)	EUR	100	102,575
2.75%, 02/15/27 (Call 02/15/24)(b)	EUR	100	96,131
3.13%, 06/15/26 (Call 03/02/23)(b)	EUR	100	99,843
Fnac Darty SA, 2.63%, 05/30/26 (Call 03/02/23)(b)	EUR	100	101,900
Iliad Holding SASU
5.63%, 10/15/28 (Call 10/15/24)(b)	EUR	100	101,087
7.00%, 10/15/28 (Call 10/15/24)(a)	USD	125	117,397
iliad SA
1.50%, 10/14/24 (Call 07/14/24)(b)	EUR	100	104,222
1.88%, 04/25/25 (Call 01/25/25)(b)	EUR	200	204,159
IPD 3 BV, 5.50%, 12/01/25 (Call 03/02/23)(b)	EUR	100	105,458
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 02/10/23)(b)	EUR	100	95,251
Loxam SAS, 3.25%, 01/14/25 (Call 02/10/23)(b)	EUR	125	130,044
Picard Groupe SAS, 3.88%, 07/01/26 (Call 07/01/23)(b)	EUR	100	98,332
Quatrim SASU, 5.88%, 01/15/24 (Call 02/10/23)(b)	EUR	100	105,999
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(b)(c)	EUR	100	99,714
Renault SA
1.13%, 10/04/27 (Call 07/04/27)	EUR	100	90,376
2.38%, 05/25/26 (Call 02/25/26)(b)	EUR	100	99,732
2.50%, 06/02/27 (Call 03/02/27)(b)	EUR	100	97,647
Rexel SA, 2.13%, 12/15/28 (Call 12/15/24)(b)	EUR	100	93,241
SPCM SA, 2.63%, 02/01/29 (Call 09/15/23)(b)	EUR	100	93,093
Security	Par (000)		Value

France (continued)
SPIE SA, 2.63%, 06/18/26 (Call 12/18/25)(b)	EUR	100	$102,740
Tereos Finance Groupe, 4.75%, 04/30/27 (Call 04/30/24)(b)	EUR	100	100,378
Valeo
1.50%, 06/18/25 (Call 03/18/25)(b)	EUR	100	103,070
5.38%, 05/28/27 (Call 02/28/27)(b)	EUR	100	109,302
Verallia SA, 1.63%, 05/14/28 (Call 02/14/28)(b)	EUR	100	95,056
			4,256,917
Germany — 3.2%
ADLER Group SA
1.88%, 01/14/26 (Call 10/14/25)(b)	EUR	100	47,653
2.25%, 04/27/27 (Call 01/27/27)(b)(f)(g)	EUR	100	42,033
Adler Pelzer Holding GmbH, 4.13%, 04/01/24 (Call 02/10/23)(b)(f)	EUR	100	89,546
Bayer AG
3.13%, 11/12/79 (Call 08/12/27)	EUR	100	95,354
3.75%, 07/01/74 (Call 07/01/24)(b)(c)	EUR	100	105,856
5.38%, 03/25/82 (Call 06/25/30)(b)(c)	EUR	100	99,836
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28 (Call 01/15/24)(b)	EUR	100	99,181
Commerzbank AG
4.00%, 03/30/27(b)	EUR	80	85,879
4.00%, 12/05/30 (Call 09/05/25)(b)(c)	EUR	100	104,698
CT Investment GmbH, 5.50%, 04/15/26 (Call 04/15/23)(b)	EUR	100	97,034
Deutsche Lufthansa AG
1.63%, 11/16/23 (Call 10/16/23)(b)	EUR	100	106,284
2.88%, 05/16/27 (Call 02/16/27)(b)	EUR	100	96,037
3.00%, 05/29/26 (Call 03/02/26)(b)	EUR	100	101,101
3.50%, 07/14/29 (Call 04/14/29)(b)	EUR	100	94,644
Douglas GmbH, 6.00%, 04/08/26 (Call 04/15/23)(b)	EUR	100	93,538
Evonik Industries AG, 1.38%, 09/02/81 (Call 09/02/26)(b)(c)	EUR	100	91,914
Gruenenthal GMBH, 4.13%, 05/15/28 (Call 05/15/24)(b)	EUR	100	98,706
Mahle GmbH, 2.38%, 05/14/28 (Call 02/14/28)(b)	EUR	100	82,423
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26 (Call 04/30/24)(b)	EUR	100	105,827
ProGroup AG, 3.00%, 03/31/26 (Call 03/02/23)(b)	EUR	100	101,169
Schaeffler AG
2.88%, 03/26/27 (Call 12/26/26)(b)	EUR	75	76,460
3.38%, 10/12/28 (Call 07/12/28)	EUR	100	97,974
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (Call 02/10/23)(b)	EUR	88	91,258
thyssenkrupp AG, 2.88%, 02/22/24 (Call 11/22/23)(b)	EUR	25	26,749
TK Elevator Holdco GmbH
6.63%, 07/15/28 (Call 07/15/23)(b)	EUR	90	86,263
7.63%, 07/15/28 (Call 07/15/23)(a)(d)	USD	25	22,212
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 07/15/23)(b)	EUR	100	98,129
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	USD	100	92,539
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(b)	EUR	100	98,128
3.00%, 10/23/29 (Call 07/23/29)(b)	EUR	100	88,955
ZF Finance GmbH
2.25%, 05/03/28 (Call 02/03/28)(b)	EUR	100	89,953
2.75%, 05/25/27 (Call 02/25/27)(b)	EUR	100	95,400
ZF North America Capital Inc., 4.75%, 04/29/25(a)	USD	75	72,422
			2,875,155

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Gibraltar — 0.1%
888 Acquisitions Ltd., 7.56%, 07/15/27 (Call 07/15/24)(b)	EUR	100	$93,550

Greece — 0.8%
Alpha Bank SA
2.50%, 03/23/28 (Call 03/23/27)(b)(c)	EUR	100	90,533
7.50%, 06/16/27	EUR	100	109,650
Eurobank SA
2.00%, 05/05/27 (Call 05/05/26)(b)(c)	EUR	100	92,932
7.00%, 01/26/29	EUR	100	107,801
Piraeus Bank SA, 8.25%, 01/28/27 (Call 01/28/26)(b)(c)	EUR	100	110,088
Public Power Corp. SA, 3.88%, 03/30/26 (Call 03/30/23)(b)	EUR	100	102,477
Titan Global Finance PLC, 2.38%, 11/16/24 (Call 05/16/24)(b)	EUR	100	105,994
			719,475
Hong Kong — 0.0%
Melco Resorts Finance Ltd., 5.75%, 07/21/28 (Call 07/21/23)(a)	USD	25	22,632

Ireland — 0.7%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(c)	USD	25	24,446
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(c)	USD	75	71,699
AIB Group PLC, 1.88%, 11/19/29 (Call 11/19/24)(b)(c)	EUR	100	101,339
Bank of Ireland Group PLC, 1.38%, 08/11/31 (Call 05/11/26)(b)(c)	EUR	100	94,838
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/23)(a)(d)	USD	75	71,346
eircom Finance DAC, 3.50%, 05/15/26 (Call 03/02/23)(b)	EUR	125	125,425
Permanent TSB Group Holdings PLC, 5.25%, 06/30/25 (Call 06/30/24)(b)(c)	EUR	100	106,981
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	USD	25	22,690
			618,764
Israel — 1.1%
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(a)(b)	USD	35	31,572
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27 (Call 02/09/27)	EUR	100	98,055
4.38%, 05/09/30 (Call 02/09/30)	EUR	150	139,972
6.00%, 01/31/25 (Call 01/31/24)	EUR	100	109,483
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	275	246,725
4.75%, 05/09/27 (Call 02/09/27)	USD	75	69,632
5.13%, 05/09/29 (Call 02/09/29)(d)	USD	50	46,224
6.00%, 04/15/24 (Call 01/15/24)(d)	USD	100	99,875
6.75%, 03/01/28 (Call 12/01/27)(d)	USD	100	100,442
			941,980
Italy — 4.9%
Atlantia SpA
1.88%, 07/13/27 (Call 04/13/27)(b)	EUR	100	96,128
1.88%, 02/12/28 (Call 11/12/27)(b)	EUR	100	93,613
Banca Monte dei Paschi di Siena SpA
3.63%, 09/24/24(b)	EUR	100	104,476
10.50%, 07/23/29(b)	EUR	100	108,457
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(b)	EUR	100	106,535
Banco BPM SpA
1.75%, 01/28/25(b)	EUR	100	103,578
3.25%, 01/14/31 (Call 01/14/26)(b)(c)	EUR	100	97,312
6.00%, 01/21/28 (Call 01/21/27)(b)(c)	EUR	150	163,928
Security	Par (000)		Value

Italy (continued)
BPER Banca
1.38%, 03/31/27 (Call 03/31/26)(b)(c)	EUR	100	$96,215
6.13%, 02/01/28 (Call 02/01/27)(b)(c)	EUR	150	163,629
Centurion Bidco SpA, 5.88%, 09/30/26 (Call 02/03/23)(b)	EUR	100	99,198
doValue SpA, 3.38%, 07/31/26 (Call 07/31/23)(b)	EUR	100	99,583
Guala Closures SpA, 3.25%, 06/15/28 (Call 06/15/24)(b)	EUR	100	93,501
Iccrea Banca SpA
4.75%, 01/18/32 (Call 10/18/26)(b)(c)	EUR	100	95,563
6.88%, 01/20/28	EUR	100	109,847
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 02/10/23)(b)	EUR	100	94,598
Infrastrutture Wireless Italiane SpA, 1.88%, 07/08/26 (Call 04/08/26)(b)	EUR	100	100,399
Intesa Sanpaolo SpA
3.93%, 09/15/26	EUR	100	107,633
4.20%, 06/01/32 (Call 06/01/31)(a)(c)(d)	USD	60	47,742
5.15%, 06/10/30(b)	GBP	100	104,956
5.71%, 01/15/26(a)	USD	200	196,477
5.88%, 03/04/29 (Call 03/04/24)(b)(c)	EUR	100	110,074
Leonardo SpA, 1.50%, 06/07/24 (Call 03/07/24)(b)	EUR	100	105,362
Lottomatica SpA/Roma, 5.13%, 07/15/25 (Call 02/10/23)(b)	EUR	100	104,817
Nexi SpA, 1.63%, 04/30/26 (Call 01/30/26)(b)	EUR	100	97,213
Saipem Finance International BV
2.63%, 01/07/25(b)	EUR	100	104,696
3.13%, 03/31/28 (Call 12/31/27)(b)	EUR	100	94,240
Telecom Italia SpA, 6.88%, 02/15/28 (Call 11/15/27)(b)	EUR	100	108,681
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(b)	EUR	100	82,287
3.00%, 09/30/25(b)	EUR	100	101,009
3.63%, 05/25/26(b)	EUR	200	201,489
4.00%, 04/11/24 (Call 01/11/24)(b)	EUR	100	106,535
5.30%, 05/30/24(a)	USD	95	92,353
UniCredit SpA
2.00%, 09/23/29 (Call 09/23/24)(b)(c)	EUR	200	202,940
2.73%, 01/15/32 (Call 01/15/27)(b)(c)	EUR	200	189,326
5.46%, 06/30/35 (Call 06/30/30)(a)(c)	USD	110	95,962
5.86%, 06/19/32 (Call 06/19/27)(a)(c)	USD	50	46,326
7.30%, 04/02/34 (Call 04/02/29)(a)(c)	USD	75	73,000
Verde Bidco SpA, 4.63%, 10/01/26 (Call 10/01/23)(b)	EUR	100	97,306
Webuild SpA, 1.75%, 10/26/24(b)	EUR	100	100,436
			4,397,420
Japan — 0.5%
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(c)(e)	USD	60	52,800
6.25%, (Call 04/22/31)(a)(c)(d)(e)	USD	60	48,726
10.25%, 11/30/24(a)(d)	USD	50	50,612
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)(b)	EUR	150	151,976
5.00%, 04/15/28 (Call 01/16/28)(b)	EUR	100	98,978
			403,092
Jersey — 0.1%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	USD	75	73,916

Kazakhstan — 0.1%
Energean Israel Finance Ltd., 5.38%, 03/30/28 (Call 09/30/27)(a)(b)	USD	45	41,527

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Kuwait — 0.0%
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(a)(b)	USD	30	$29,613

Luxembourg — 1.6%
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	USD	65	58,545
Altice Financing SA
4.25%, 08/15/29 (Call 08/15/24)(b)	EUR	100	87,766
5.00%, 01/15/28 (Call 01/15/24)(a)	USD	50	42,514
5.75%, 08/15/29 (Call 08/15/24)(a)	USD	175	147,608
Altice Finco SA, 4.75%, 01/15/28 (Call 03/02/23)(b)	EUR	100	83,651
Altice France Holding SA
4.00%, 02/15/28 (Call 03/02/23)(b)	EUR	100	72,923
6.00%, 02/15/28 (Call 02/15/23)(a)(d)	USD	50	33,952
8.00%, 05/15/27 (Call 02/10/23)(b)	EUR	100	88,472
10.50%, 05/15/27 (Call 05/15/23)(a)	USD	100	85,875
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 04/01/24)(b)	EUR	100	97,712
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25 (Call 11/01/23)(b)	EUR	100	82,643
INEOS Finance PLC, 2.88%, 05/01/26 (Call 02/10/23)(b)	EUR	100	97,644
Loarre Investments Sarl, 6.50%, 05/15/29 (Call 05/15/25)(b)	EUR	100	102,499
Matterhorn Telecom SA, 4.00%, 11/15/27 (Call 03/02/23)(b)	EUR	100	100,066
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(b)	EUR	100	106,604
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 03/02/23)(b)	EUR	100	97,540
Swissport Investments SA, 0.00%, 12/15/21(b)(f)(g)(h)	EUR	100	1
Vivion Investments Sarl, 3.00%, 08/08/24(b)	EUR	100	91,250
			1,477,265
Macau — 0.8%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/23)(a)(d)	USD	120	113,250
5.38%, 12/04/29 (Call 12/04/24)(a)	USD	125	107,813
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)	USD	75	67,875
5.25%, 06/18/25 (Call 02/13/23)(a)	USD	25	23,721
5.88%, 05/15/26 (Call 05/15/23)(a)	USD	50	47,625
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	USD	100	80,625
6.50%, 01/15/28 (Call 07/15/23)(a)(d)	USD	35	31,588
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(a)	USD	100	83,375
5.50%, 01/15/26 (Call 06/15/23)(a)	USD	50	46,648
5.50%, 10/01/27 (Call 10/01/23)(a)	USD	50	44,750
5.63%, 08/26/28 (Call 08/26/23)(a)	USD	100	87,733
			735,003
Malaysia — 0.0%
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)	USD	50	41,013

Netherlands — 1.7%
Lincoln Financing Sarl, 3.63%, 04/01/24 (Call 03/02/23)(b)	EUR	125	135,182
Nobian Finance BV, 3.63%, 07/15/26 (Call 07/15/23)(b)	EUR	100	93,554
PPF Telecom Group BV, 3.25%, 09/29/27 (Call 06/29/27)(b)	EUR	175	173,401
Q-Park Holding I BV, 2.00%, 03/01/27 (Call 03/02/23)(b)	EUR	150	137,827
Sensata Technologies BV
5.00%, 10/01/25(a)	USD	50	49,305
5.63%, 11/01/24(a)	USD	25	24,966
Security	Par (000)		Value

Netherlands (continued)
Sigma Holdco BV, 5.75%, 05/15/26 (Call 02/10/23)(b)	EUR	100	$82,960
Trivium Packaging Finance BV
3.75%, 08/15/26 (Call 03/02/23)(b)	EUR	100	101,237
8.50%, 08/15/27 (Call 08/15/23)(a)(d)	USD	100	96,000
United Group BV
4.00%, 11/15/27 (Call 11/15/23)(b)	EUR	100	86,564
4.63%, 08/15/28 (Call 08/15/24)(b)	EUR	100	87,820
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	USD	100	85,624
WP/AP Telecom Holdings IV BV, 3.75%, 01/15/29 (Call 01/15/25)(b)	EUR	100	96,674
Ziggo Bond Co. BV
3.38%, 02/28/30 (Call 02/15/25)(b)	EUR	100	83,889
5.13%, 02/28/30 (Call 02/15/25)(a)	USD	25	20,662
Ziggo BV
2.88%, 01/15/30 (Call 10/15/24)(b)	EUR	100	88,869
4.88%, 01/15/30 (Call 10/15/24)(a)	USD	125	109,103
			1,553,637
Portugal — 0.6%
Banco Comercial Portugues SA
3.87%, 03/27/30 (Call 03/27/25)(b)(c)	EUR	100	88,209
8.50%, 10/25/25 (Call 10/25/24)(c)	EUR	100	112,838
EDP - Energias de Portugal SA
1.50%, 03/14/82 (Call 12/14/26)(b)(c)	EUR	100	91,246
1.88%, 08/02/81 (Call 05/02/26)(b)(c)	EUR	100	94,864
5.94%, 04/23/83 (Call 01/23/28)(b)(c)	EUR	100	108,468
			495,625
Spain — 2.1%
Abanca Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(b)(c)	EUR	100	104,734
Banco de Credito Social Cooperativo SA, 1.75%, 03/09/28 (Call 03/09/27)(b)(c)	EUR	100	87,741
Banco de Sabadell SA
1.75%, 05/10/24(b)	EUR	100	105,484
2.63%, 03/24/26 (Call 03/24/25)(b)(c)	EUR	100	103,850
5.38%, 12/12/28 (Call 12/12/23)(b)(c)	EUR	100	108,339
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(b)	EUR	100	95,230
1.00%, 09/15/27 (Call 06/15/27)(b)	EUR	100	92,908
2.00%, 09/15/32 (Call 06/15/32)(b)	EUR	100	85,367
2.00%, 02/15/33 (Call 11/15/32)(b)	EUR	100	84,501
Cellnex Telecom SA
1.75%, 10/23/30 (Call 07/23/30)(b)	EUR	100	87,902
2.88%, 04/18/25 (Call 01/18/25)(b)	EUR	100	106,264
Cirsa Finance International Sarl, 4.50%, 03/15/27 (Call 09/15/23)(b)	EUR	100	95,508
ContourGlobal Power Holdings SA, 2.75%, 01/01/26 (Call 03/02/23)(b)	EUR	100	99,212
Grifols Escrow Issuer SA, 3.88%, 10/15/28 (Call 10/15/24)(b)	EUR	125	114,856
Grifols SA, 1.63%, 02/15/25 (Call 02/15/23)(b)	EUR	100	102,003
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(b)(c)	EUR	100	98,443
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (Call 09/30/24)(b)	EUR	100	93,605
Lorca Telecom Bondco SA, 4.00%, 09/18/27 (Call 09/30/23)(b)	EUR	150	149,202
Unicaja Banco SA, 3.13%, 07/19/32 (Call 01/19/27)(b)(c)	EUR	100	91,336
			1,906,485

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Sweden — 0.8%
Dometic Group AB, 2.00%, 09/29/28 (Call 06/29/28)(b)	EUR	100	$82,906
Heimstaden AB, 4.25%, 03/09/26 (Call 12/09/25)(b)	EUR	100	76,146
Intrum AB
3.50%, 07/15/26 (Call 02/10/23)(b)	EUR	100	95,260
4.88%, 08/15/25 (Call 03/02/23)(b)	EUR	100	102,014
Verisure Holding AB
3.88%, 07/15/26 (Call 07/15/23)(b)	EUR	100	100,421
7.13%, 02/01/28	EUR	100	108,886
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(b)	EUR	100	89,696
Volvo Car AB, 2.00%, 01/24/25 (Call 10/24/24)(b)	EUR	100	103,309
			758,638
Switzerland — 0.6%
Dufry One BV
2.50%, 10/15/24 (Call 03/02/23)(b)	EUR	100	106,178
3.38%, 04/15/28 (Call 04/15/24)(b)	EUR	100	93,988
SIG Combibloc Purchase Co. Sarl, 2.13%, 06/18/25 (Call 03/18/25)(b)	EUR	100	104,601
Transocean Inc., 7.50%, 01/15/26 (Call 01/15/24)(a)	USD	25	23,500
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(d)	USD	70	61,775
7.88%, 05/01/27 (Call 04/26/24)(a)(d)	USD	25	24,250
Wizz Air Finance Co. BV, 1.00%, 01/19/26 (Call 11/19/25)(b)	EUR	100	93,303
			507,595
United Arab Emirates — 0.1%
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)(b)	USD	50	48,850
4.88%, 03/30/26 (Call 12/30/25)(a)(b)	USD	35	32,918
			81,768
United Kingdom — 5.8%
B&M European Value Retail SA, 3.63%, 07/15/25 (Call 03/02/23)(b)	GBP	100	117,232
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28 (Call 11/30/24)(b)	EUR	150	142,196
Bellis Acquisition Co. PLC, 3.25%, 02/16/26 (Call 03/02/23)(b)	GBP	175	177,654
British Telecommunications PLC
1.87%, 08/18/80 (Call 05/18/25)(b)(c)	EUR	100	98,337
4.25%, 11/23/81 (Call 11/23/26)(a)(c)	USD	25	22,152
4.88%, 11/23/81 (Call 08/23/31)(a)(c)	USD	45	37,125
Canary Wharf Group Investment Holdings PLC, 2.63%, 04/23/25	GBP	100	104,600
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/23)(a)	USD	150	143,437
Constellation Automotive Financing PLC, 4.88%, 07/15/27 (Call 07/15/23)(b)	GBP	100	87,340
Deuce Finco PLC, 5.50%, 06/15/27 (Call 06/15/23)(b)	GBP	100	104,185
eG Global Finance PLC
4.38%, 02/07/25 (Call 03/02/23)(b)	EUR	100	96,537
6.75%, 02/07/25 (Call 05/15/23)(a)	USD	100	92,631
Heathrow Finance PLC, 3.88%, 03/01/27(b)(i)	GBP	100	108,575
Iceland Bondco PLC, 4.63%, 03/15/25 (Call 02/10/23)	GBP	100	106,665
INEOS Quattro Finance 1 PLC, 3.75%, 07/15/26 (Call 03/02/23)(b)	EUR	100	96,433
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26 (Call 01/15/24)(b)	EUR	100	96,872
International Consolidated Airlines Group SA, 3.75%, 03/25/29 (Call 12/25/28)(b)	EUR	100	91,349
Security	Par (000)		Value

United Kingdom (continued)
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26 (Call 10/15/25)(b)	EUR	100	$100,053
5.88%, 01/15/28 (Call 01/15/24)(a)	USD	155	132,102
6.88%, 11/15/26 (Call 08/15/26)(b)	EUR	100	103,005
Jerrold Finco PLC, 4.88%, 01/15/26 (Call 03/02/23)(b)	GBP	100	107,957
Kane Bidco Ltd., 6.50%, 02/15/27 (Call 02/15/24)(b)	GBP	100	106,888
Market Bidco Finco PLC, 5.50%, 11/04/27 (Call 11/04/24)(b)	GBP	100	95,515
Motion Finco Sarl, 7.00%, 05/15/25 (Call 03/02/23)(b)	EUR	100	109,737
NGG Finance PLC
1.63%, 12/05/79 (Call 09/05/24)(b)(c)	EUR	100	102,274
5.63%, 06/18/73 (Call 06/18/25)(b)(c)	GBP	100	119,795
Ocado Group PLC, 3.88%, 10/08/26 (Call 10/08/23)(b)	GBP	100	96,390
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)	USD	25	23,055
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 (Call 03/02/23)(b)	GBP	100	114,292
Pinnacle Bidco PLC, 5.50%, 02/15/25 (Call 03/02/23)(b)	EUR	100	99,436
Playtech PLC, 4.25%, 03/07/26 (Call 03/02/23)(b)	EUR	100	104,051
Rolls-Royce PLC
1.63%, 05/09/28 (Call 02/09/28)(b)	EUR	100	87,773
3.38%, 06/18/26	GBP	100	110,410
4.63%, 02/16/26 (Call 11/16/25)(b)	EUR	100	106,205
5.75%, 10/15/27 (Call 07/15/27)(a)	USD	125	121,762
Sherwood Financing PLC, 4.50%, 11/15/26 (Call 11/15/23)(b)	EUR	100	91,928
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 03/02/23)(b)	GBP	100	114,280
Thames Water Utilities Finance PLC, 2.88%, 05/03/27(b)	GBP	100	107,989
Very Group Funding PLC (The), 6.50%, 08/01/26 (Call 08/01/23)(b)	GBP	100	94,236
Victoria PLC, 3.63%, 08/24/26 (Call 02/28/23)(b)	EUR	100	87,913
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(d)	USD	50	42,032
Virgin Media Secured Finance PLC
4.25%, 01/15/30 (Call 10/15/24)(b)	GBP	150	149,224
4.50%, 08/15/30 (Call 08/15/25)(a)	USD	75	64,688
5.50%, 05/15/29 (Call 05/15/24)(a)	USD	100	92,905
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28 (Call 07/15/23)(b)	GBP	100	103,075
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(b)	EUR	150	132,517
4.25%, 01/31/31 (Call 01/31/26)(a)	USD	75	62,625
4.75%, 07/15/31 (Call 07/15/26)(a)	USD	100	85,433
Vodafone Group PLC
2.63%, 08/27/80 (Call 05/27/26)(b)(c)	EUR	100	98,258
3.00%, 08/27/80 (Call 05/27/30)(b)(c)	EUR	100	89,148
3.25%, 06/04/81 (Call 06/04/26)(c)	USD	40	34,983
4.13%, 06/04/81 (Call 04/04/31)(c)	USD	60	48,511
7.00%, 04/04/79 (Call 01/04/29)(c)	USD	120	123,150
			5,186,915
United States — 62.6%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	USD	45	37,350
6.00%, 08/01/29 (Call 08/01/24)(a)	USD	35	28,875
7.00%, 11/15/25 (Call 03/03/23)(a)(d)	USD	65	61,925
10.13%, 08/01/26 (Call 08/01/23)(a)	USD	25	25,086
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)	USD	25	21,751
5.13%, 03/01/30 (Call 03/01/25)(a)	USD	60	53,475

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
ADT Security Corp. (The), 4.13%, 08/01/29
(Call 08/01/28)(a)	USD	75	$66,769
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27
(Call 09/30/24)(a)(d)	USD	40	41,271
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(a)	USD	45	41,569
3.50%, 03/15/29 (Call 09/15/23)(a)	USD	100	86,336
4.63%, 01/15/27 (Call 01/15/24)(a)	USD	95	90,208
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	75	69,133
5.88%, 02/15/28 (Call 08/15/23)(a)	USD	50	48,875
7.50%, 03/15/26 (Call 03/15/23)(a)	USD	25	25,733
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	USD	65	59,475
5.88%, 11/01/29 (Call 11/01/24)(a)(d)	USD	30	26,138
6.75%, 10/15/27 (Call 10/15/23)(a)	USD	80	75,028
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(d)	USD	75	60,412
6.63%, 07/15/26 (Call 07/15/23)(a)	USD	120	115,584
9.75%, 07/15/27 (Call 07/15/23)(a)	USD	65	62,070
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28
(Call 06/01/24)(a)	USD	125	107,623
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl, 3.63%, 06/01/28
(Call 06/01/24)(b)	EUR	100	90,285
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	USD	60	50,760
4.75%, 10/01/27 (Call 10/01/23)(a)	USD	25	23,748
5.88%, 06/01/29 (Call 06/01/24)(a)	USD	45	43,362
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(d)	USD	80	79,378
AMC Entertainment Holdings Inc., 7.50%, 02/15/29
(Call 02/15/25)(a)(d)	USD	55	32,299
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	USD	60	36,975
4.75%, 08/01/25 (Call 08/01/23)	USD	60	51,173
5.00%, 04/01/24 (Call 04/01/23)(d)	USD	16	15,420
American Airlines Group Inc., 3.75%, 03/01/25(a)(d)	USD	40	37,497
American Airlines Inc., 11.75%, 07/15/25(a)	USD	165	184,107
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	USD	230	225,544
5.75%, 04/20/29(a)	USD	205	198,569
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(d)	USD	35	28,875
6.50%, 04/01/27 (Call 04/01/23)(d)	USD	35	32,288
6.88%, 07/01/28 (Call 07/01/23)	USD	25	22,700
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)	USD	25	21,313
4.00%, 01/15/28 (Call 01/15/24)(a)	USD	40	36,470
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	50	48,581
5.63%, 05/20/24 (Call 03/20/24)	USD	35	34,468
5.75%, 05/20/27 (Call 02/20/27)	USD	25	23,538
5.88%, 08/20/26 (Call 05/20/26)	USD	60	57,824
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	USD	45	41,800
5.75%, 03/01/27 (Call 03/01/23)(a)	USD	60	58,200
Security	Par (000)		Value

United States (continued)
5.75%, 01/15/28 (Call 01/15/24)(a)	USD	55	$52,716
7.88%, 05/15/26 (Call 05/15/23)(a)	USD	25	25,656
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)	USD	60	55,939
7.63%, 02/01/29 (Call 02/01/24)(a)	USD	21	21,518
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)	USD	45	41,182
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	USD	65	56,388
6.75%, 02/15/27 (Call 02/15/23)(a)	USD	30	29,400
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/23)(a)	USD	45	44,333
5.00%, 02/01/28 (Call 02/01/23)(a)	USD	70	66,141
6.38%, 05/01/25 (Call 05/01/23)(a)(d)	USD	95	95,024
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	USD	55	46,191
6.13%, 12/01/28 (Call 12/01/23)(a)(d)	USD	50	41,875
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	USD	50	47,500
6.88%, 04/01/27 (Call 04/01/23)(a)(d)	USD	40	39,302
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/23)(a)	USD	45	44,756
6.13%, 02/15/28 (Call 02/15/23)(a)(d)	USD	65	62,676
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28 (Call 05/15/24)(b)	EUR	100	90,264
3.25%, 09/01/28 (Call 05/15/24)(a)	USD	75	65,775
4.00%, 09/01/29 (Call 05/15/24)(a)(d) USD		50	41,390
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 03/02/23)(b)	EUR	100	93,554
5.25%, 04/30/25 (Call 04/30/23)(a)	USD	50	48,976
5.25%, 08/15/27 (Call 08/15/23)(a)	USD	200	163,950
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(d)	USD	25	22,721
4.63%, 11/15/29 (Call 11/15/24)(a)(d)	USD	60	53,025
4.75%, 03/01/30 (Call 03/01/25)	USD	25	21,934
5.00%, 02/15/32 (Call 11/15/26)(a)(d)	USD	35	30,013
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(d)	USD	15	13,235
7.00%, 11/01/26 (Call 11/01/23)(a)	USD	50	47,849
Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 04/01/30 (Call 04/01/25)(a)	USD	30	24,982
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(a)	USD	35	29,811
7.50%, 09/30/29 (Call 09/30/24)(a)(d)	USD	25	18,158
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(a)	USD	50	42,750
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/01/23)(a)	USD	25	4,243
6.75%, 03/31/29 (Call 03/31/24)(a)	USD	25	4,072
Avantor Funding Inc.
2.63%, 11/01/25 (Call 02/10/23)(b)	EUR	100	104,171
3.88%, 11/01/29 (Call 11/01/24)(a)(d)	USD	60	53,193
4.63%, 07/15/28 (Call 07/15/23)(a)	USD	105	98,972
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(d)	USD	60	18,336
Avient Corp.
5.75%, 05/15/25 (Call 05/15/23)(a)	USD	50	49,620
7.13%, 08/01/30 (Call 08/01/25)(a)(d)	USD	50	50,817
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)	USD	25	22,028
5.38%, 03/01/29 (Call 03/01/24)(a)(d)	USD	40	35,821

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
5.75%, 07/15/27 (Call 07/15/23)(a)(d)	USD	40	$37,742
Avis Budget Finance PLC, 4.75%, 01/30/26
(Call 03/02/23)(b)	EUR	100	103,470
Axalta Coating Systems LLC, 3.38%, 02/15/29
(Call 02/15/24)(a)(d)	USD	75	64,500
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/23)	USD	50	45,667
5.25%, 09/15/27 (Call 03/01/23)(d)	USD	55	44,481
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(d)	USD	100	82,528
3.13%, 09/15/31 (Call 06/15/31)	USD	65	53,518
4.88%, 03/15/26 (Call 12/15/25)(d)	USD	45	44,145
5.25%, 07/01/25	USD	60	59,707
6.88%, 03/15/28 (Call 11/15/24)	USD	40	41,303
Bath & Body Works Inc.
5.25%, 02/01/28	USD	40	37,820
6.63%, 10/01/30 (Call 10/01/25)(a)(d)	USD	55	53,745
7.50%, 06/15/29 (Call 06/15/24)(d)	USD	40	40,600
Bausch Health Companies Inc., 6.25%, 02/15/29
(Call 02/15/24)(a)	USD	50	22,916
Bausch Health Cos. Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	USD	125	80,412
5.25%, 01/30/30 (Call 01/30/25)(a)	USD	75	33,221
5.50%, 11/01/25 (Call 03/03/23)(a)	USD	120	101,676
5.75%, 08/15/27 (Call 08/15/23)(a)	USD	50	33,750
11.00%, 09/30/28(a)	USD	254	197,503
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(b)	EUR	150	149,730
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)(d)	USD	30	29,533
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 09/01/23)(a)(d)	USD	75	66,717
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	USD	75	68,265
3.50%, 06/01/31 (Call 03/01/31)(d)	USD	55	46,076
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/23)(d)	USD	75	71,331
4.75%, 06/15/31 (Call 06/15/26)(a)	USD	65	58,489
Brand Industrial Services Inc., 8.50%, 07/15/25
(Call 07/15/23)(a)	USD	80	65,400
Brink’s Co. (The), 5.50%, 07/15/25 (Call 06/18/23)(a)	USD	65	64,033
Brookfield Property Finance ULC, 4.00%, 09/30/26
(Call 08/30/26)	CAD	125	86,709
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27
(Call 10/01/23)(a)	USD	70	61,768
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	USD	50	45,733
4.13%, 03/01/25 (Call 02/01/25)(a)	USD	25	23,809
4.13%, 12/01/27 (Call 09/01/27)	USD	35	31,663
4.50%, 03/01/28 (Call 12/01/27)(a)	USD	25	22,933
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)	USD	90	77,576
5.00%, 03/01/30 (Call 03/01/25)(a)(d)	USD	25	23,337
6.38%, 06/15/32 (Call 06/15/27)(a)(d)	USD	55	53,809
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(d)	USD	90	77,055
6.25%, 07/01/25 (Call 07/01/23)(a)	USD	230	229,137
7.00%, 02/15/30 (Call 02/15/26)(a)	USD	20	20,375
8.13%, 07/01/27 (Call 07/01/23)(a)(d)	USD	110	111,650
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/23)(a)(d)	USD	60	60,000
Security	Par (000)		Value

United States (continued)
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(a)	USD	25	$24,188
8.00%, 08/01/28 (Call 08/01/24)(a)	USD	50	49,973
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)	USD	75	62,680
4.50%, 02/15/28 (Call 02/15/23)(a)	USD	80	73,900
4.63%, 02/01/29 (Call 02/01/24)(a)	USD	40	34,822
5.00%, 02/01/31 (Call 02/01/26)(a)(d)	USD	65	55,702
5.13%, 03/15/28 (Call 03/15/23)(a)	USD	75	67,986
5.25%, 06/01/26 (Call 06/01/23)(a)	USD	22	21,313
Calumet Specialty Products Partners LP/Calumet Finance
Corp., 11.00%, 04/15/25 (Call 04/15/23)(a)	USD	45	47,380
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 07/22/24)(a)	USD	35	32,909
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28
(Call 05/01/25)(a)	USD	125	135,000
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	54,800
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)	USD	50	22,363
5.50%, 04/15/27 (Call 04/15/24)(a)(d)	USD	45	20,076
5.63%, 10/01/25 (Call 10/01/23)(a)(d)	USD	55	27,363
5.88%, 10/01/28 (Call 10/01/23)(a)	USD	50	21,750
10.25%, 05/01/30 (Call 05/01/27)(a)	USD	230	123,050
Catalent Pharma Solutions Inc.
2.38%, 03/01/28 (Call 03/01/23)(b)	EUR	100	90,009
3.13%, 02/15/29 (Call 02/15/24)(a)(d)	USD	50	41,477
3.50%, 04/01/30 (Call 04/01/25)(a)	USD	35	28,919
5.00%, 07/15/27 (Call 07/15/23)(a)	USD	25	23,750
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	USD	200	166,610
4.25%, 01/15/34 (Call 01/15/28)(a)	USD	135	105,469
4.50%, 08/15/30 (Call 02/15/25)(a)	USD	185	158,175
4.50%, 05/01/32 (Call 05/01/26)	USD	185	153,087
4.50%, 06/01/33 (Call 06/01/27)(a)	USD	105	85,432
4.75%, 03/01/30 (Call 09/01/24)(a)	USD	210	183,750
4.75%, 02/01/32 (Call 02/01/27)(a)	USD	95	80,750
5.00%, 02/01/28 (Call 08/01/23)(a)	USD	165	153,561
5.13%, 05/01/27 (Call 05/01/23)(a)(d)	USD	230	219,201
5.38%, 06/01/29 (Call 06/01/24)(a)	USD	100	92,500
5.50%, 05/01/26 (Call 05/01/23)(a)	USD	45	44,215
6.38%, 09/01/29 (Call 09/01/25)(a)	USD	100	96,500
7.38%, 03/01/31	USD	55	55,137
CDI Escrow Issuer Inc., 5.75%, 04/01/30
(Call 04/01/25)(a)(d)	USD	70	66,434
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	USD	45	41,371
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/23)(d)	USD	35	33,863
5.50%, 05/01/25 (Call 05/01/23)(a)(d)	USD	50	49,654
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(d)	USD	25	21,258
4.13%, 04/30/31 (Call 04/30/26)(a)	USD	30	25,216
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	USD	50	42,011
6.75%, 06/01/27 (Call 06/01/23)	USD	25	24,657
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(d)	USD	25	22,278
4.00%, 03/15/31 (Call 03/15/26)(a)(d)	USD	40	35,350
4.25%, 05/01/28 (Call 05/01/23)(a)	USD	40	37,062

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)	USD	90	$91,974
9.50%, 01/01/31	USD	40	41,821
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)	USD	55	45,970
5.38%, 05/15/27 (Call 02/15/27)	USD	40	37,115
5.75%, 11/15/28 (Call 11/15/23)(a)	USD	35	31,894
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)	USD	30	29,136
5.88%, 02/01/29 (Call 02/05/24)(a)	USD	47	45,002
6.75%, 04/15/29 (Call 04/15/24)(a)	USD	50	49,250
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	USD	70	53,788
5.25%, 05/15/30 (Call 05/15/25)(a)	USD	90	72,623
5.63%, 03/15/27 (Call 12/15/23)(a)	USD	130	115,076
6.00%, 01/15/29 (Call 01/15/24)(a)	USD	70	61,493
6.13%, 04/01/30 (Call 04/01/25)(a)(d)	USD	90	54,919
6.88%, 04/01/28 (Call 04/01/23)(a)(d)	USD	35	21,263
6.88%, 04/15/29 (Call 04/15/24)(a)(d)	USD	120	75,900
8.00%, 03/15/26 (Call 03/15/23)(a)(d)	USD	135	131,262
8.00%, 12/15/27 (Call 12/15/23)(a)(d)	USD	49	46,411
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)	USD	40	37,447
5.50%, 04/01/27 (Call 04/01/23)(a)	USD	55	53,502
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(d)	USD	50	41,000
5.88%, 03/15/26 (Call 03/15/23)(a)	USD	35	31,465
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/23)(a)	USD	75	75,541
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(d)	USD	55	53,960
7.00%, 06/15/25 (Call 06/15/23)(a) USD		85	84,379
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/23)(a)	USD	32	32,140
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26 (Call 03/02/23)(b) EUR		100	103,593
6.25%, 05/15/26 (Call 05/15/23)(a)(d)	USD	50	49,762
8.50%, 05/15/27 (Call 05/15/23)(a)(d)	USD	145	145,011
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(d)	USD	60	53,475
4.88%, 07/01/29 (Call 06/30/24)(a)(d)	USD	60	52,943
Clean Harbors Inc., 6.38%, 02/01/31 (Call 02/01/26)(a)	USD	10	10,187
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/23)(a)(d)	USD	80	73,017
7.50%, 06/01/29 (Call 06/01/24)(a)(d)	USD	75	60,689
7.75%, 04/15/28 (Call 04/15/24)(a)(d)	USD	65	55,209
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(d)	USD	70	59,137
4.75%, 03/15/28 (Call 03/15/23)(a)(d)	USD	60	56,592
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/23)(d)	USD	50	49,165
6.75%, 03/15/26 (Call 03/15/23)(a)	USD	55	55,894
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(d)	USD	30	29,575
8.75%, 04/15/30 (Call 04/15/25)(a)	USD	70	61,980
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)	USD	30	27,738
7.38%, 01/15/31 (Call 01/15/26)(a)	USD	45	43,728
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)	USD	55	35,475
3.63%, 10/01/31 (Call 10/01/26)(a)	USD	80	46,600
Security	Par (000)		Value

United States (continued)
Colgate Energy Partners III LLC, 5.88%, 07/01/29
(Call 07/01/24)(a)	USD	60	$56,427
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(d)	USD	90	74,868
6.00%, 03/01/26 (Call 03/01/23)(a)	USD	90	86,287
7.13%, 07/01/28 (Call 07/01/23)(a)(d)	USD	50	39,306
8.25%, 03/01/27 (Call 03/01/23)(a)(d)	USD	75	63,791
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/23)(a)(d)	USD	40	30,554
6.00%, 06/15/25 (Call 06/15/23)(a)	USD	81	76,709
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	USD	75	67,500
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)	USD	75	65,351
6.75%, 03/01/29 (Call 03/01/24)(a)(d)	USD	80	73,401
Condor Merger Sub Inc., 7.38%, 02/15/30
(Call 02/15/25)(a)(d)	USD	125	102,806
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	USD	35	26,646
6.50%, 10/01/28 (Call 10/01/23)(a)	USD	35	28,616
Constellium SE
3.13%, 07/15/29 (Call 07/15/24)(b)	EUR	100	89,645
3.75%, 04/15/29 (Call 04/15/24)(a)(d)	USD	25	21,373
Cornerstone Building Brands Inc., 6.13%, 01/15/29
(Call 09/15/23)(a)	USD	25	18,636
Coty Inc.
3.88%, 04/15/26 (Call 04/15/23)(b)	EUR	100	102,032
5.00%, 04/15/26 (Call 04/15/23)(a)	USD	70	67,079
6.50%, 04/15/26 (Call 04/15/23)(a)	USD	25	24,645
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29
(Call 01/15/25)(a)	USD	25	22,684
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	USD	40	34,600
5.00%, 09/01/30 (Call 09/01/25)	USD	45	38,462
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	USD	100	91,217
Crescent Energy Finance LLC, 9.25%, 02/15/28	USD	5	4,980
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp.
5.63%, 05/01/27 (Call 05/01/23)(a)(d)	USD	50	47,862
5.75%, 04/01/25 (Call 04/01/23)	USD	30	29,595
6.00%, 02/01/29 (Call 02/01/24)(a)	USD	45	42,690
7.38%, 02/01/31(d)	USD	40	40,250
8.00%, 04/01/29 (Call 04/01/24)(a)	USD	35	35,689
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(d)	USD	45	43,207
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	USD	25	23,947
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/23)	USD	50	48,806
Crown European Holdings SA, 2.88%, 02/01/26 (Call 08/01/25)(b)	EUR	100	103,785
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	USD	35	32,332
5.63%, 10/15/25 (Call 10/15/23)(a)	USD	75	73,461
CSC Holdings LLC
4.13%, 12/01/30 (Call 12/01/25)(a)	USD	75	55,202
4.50%, 11/15/31 (Call 11/15/26)(a)	USD	100	73,530
4.63%, 12/01/30 (Call 12/01/25)(a)	USD	100	59,043
5.00%, 11/15/31 (Call 11/15/26)(a)	USD	60	35,550

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
5.25%, 06/01/24(d)	USD	50	$48,812
5.38%, 02/01/28 (Call 02/01/23)(a)	USD	75	63,031
5.50%, 04/15/27 (Call 04/15/23)(a)	USD	100	88,070
5.75%, 01/15/30 (Call 01/15/25)(a)	USD	200	126,000
6.50%, 02/01/29 (Call 02/01/24)(a)	USD	100	86,765
7.50%, 04/01/28 (Call 04/01/23)(a)(d)	USD	100	73,375
Curo Group Holdings Corp., 7.50%, 08/01/28
(Call 08/01/24)(a)	USD	75	34,639
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/23)(a)(d)	USD	20	19,300
5.75%, 02/15/28 (Call 02/15/23)(a)	USD	20	18,300
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25
(Call 04/15/23)(a)	USD	40	39,743
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	USD	15	12,741
5.38%, 11/15/27 (Call 11/15/23)	USD	40	38,155
5.63%, 06/15/28 (Call 06/15/23)	USD	20	18,941
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/23)(a)	USD	25	24,381
6.00%, 06/15/30 (Call 06/15/25)(a)	USD	75	74,631
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	105	82,092
4.63%, 06/01/30 (Call 06/01/25)(a)(d)	USD	165	139,012
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	USD	70	66,859
3.75%, 10/28/29 (Call 07/28/29)(d)	USD	35	30,972
4.38%, 04/19/28 (Call 01/19/28)(d)	USD	40	37,325
7.38%, 01/15/26 (Call 12/15/25)(d)	USD	55	57,624
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/23)(a)	USD	205	15,119
6.63%, 08/15/27 (Call 08/15/23)(a)	USD	125	2,250
Diebold Nixdorf Inc.
8.50%, 10/15/26(d)	USD	26	13,265
9.38%, 07/15/25 (Call 02/16/23)(a)(d)	USD	56	36,890
Directv Financing LLC/Directv Financing Co-Obligor Inc.,
5.88%, 08/15/27 (Call 08/15/23)(a)	USD	250	226,662
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	USD	185	159,331
5.75%, 12/01/28 (Call 12/01/27)(a)	USD	175	143,814
5.88%, 11/15/24	USD	125	118,030
7.38%, 07/01/28 (Call 07/01/23)	USD	80	57,780
7.75%, 07/01/26	USD	150	122,446
5.13%, 06/01/29	USD	90	57,150
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	USD	213	220,721
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(d)	USD	40	27,260
4.75%, 02/15/28 (Call 08/15/27)	USD	25	15,236
9.75%, 06/15/25 (Call 06/15/23)	USD	30	29,428
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	USD	20	19,061
4.35%, 04/15/29 (Call 01/15/29)	USD	40	36,683
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	USD	75	66,262
4.38%, 06/15/31 (Call 06/15/26)(a)	USD	65	56,714
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	USD	30	26,257
5.50%, 06/01/28 (Call 06/01/23)(a)	USD	55	51,969
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	USD	55	51,340
4.63%, 04/01/31 (Call 03/30/26)	USD	15	13,264
Security	Par (000)		Value

United States (continued)
4.75%, 02/01/30 (Call 02/01/25)	USD	55	$50,416
Endeavor Energy Resources LP/EER Finance Inc.,
5.75%, 01/30/28 (Call 01/30/24)(a)	USD	75	73,989
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	USD	40	34,704
4.75%, 06/15/28 (Call 07/01/23)(a)	USD	50	44,636
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	USD	25	24,026
5.63%, 01/15/28 (Call 07/15/27)(a)	USD	50	48,875
6.50%, 09/01/30 (Call 03/01/30)(a)(d)	USD	45	45,830
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	USD	28	27,006
4.85%, 07/15/26 (Call 04/15/26)	USD	40	39,065
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27)(c)	USD	25	20,727
Entegris Escrow Corp., 5.95%, 06/15/30
(Call 06/15/25)(a)(d)	USD	50	48,054
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(d)	USD	35	30,036
4.38%, 04/15/28 (Call 04/15/23)(a)	USD	25	22,616
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	USD	35	31,918
4.50%, 01/15/29 (Call 07/15/28)(a)(d)	USD	55	48,136
4.75%, 01/15/31 (Call 07/15/30)(a)	USD	75	63,656
5.50%, 07/15/28 (Call 04/15/28)	USD	50	46,125
6.00%, 07/01/25 (Call 04/01/25)(a)	USD	35	34,458
6.50%, 07/01/27 (Call 01/01/27)(a)	USD	50	48,687
7.50%, CALL, 06/01/27 (Call 06/01/24)(a)	USD	35	35,136
7.50%, CALL, 06/01/30 (Call 12/01/29)(a)(d)	USD	40	39,950
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 03/03/23)(a)	USD	75	9,188
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/23)(a)	USD	75	69,639
5.25%, 05/15/26 (Call 02/15/26)(a)(d)	USD	25	24,819
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)	USD	40	36,800
5.88%, 04/01/29 (Call 04/01/24)(a)	USD	60	50,100
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)(d)	USD	50	44,128
6.75%, 01/15/30 (Call 01/15/25)(a)	USD	90	74,700
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	USD	50	44,861
5.63%, 01/01/30 (Call 01/01/25)(a)	USD	35	32,185
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	USD	45	38,487
Series B, 2.25%, 09/01/30 (Call 06/01/30)	USD	35	28,842
Series B, 4.15%, 07/15/27 (Call 04/15/27)	USD	95	90,822
Ford Credit Canada Co, 2.96%, 09/16/26 (Call 08/16/26)	CAD	75	50,090
Ford Credit Canada Co., 4.46%, 11/13/24	CAD	50	36,458
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	USD	260	206,472
4.35%, 12/08/26 (Call 09/08/26)(d)	USD	25	24,293
6.10%, 08/19/32 (Call 05/19/32)(d)	USD	150	147,187
Ford Motor Credit Co. LLC
1.74%, 07/19/24	EUR	100	104,350
2.30%, 02/10/25 (Call 01/10/25)	USD	25	23,234
2.33%, 11/25/25	EUR	100	101,787
2.90%, 02/10/29 (Call 12/10/28)	USD	50	41,870
3.25%, 09/15/25	EUR	100	104,634
3.38%, 11/13/25 (Call 10/13/25)	USD	200	186,250

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
3.63%, 06/17/31 (Call 03/17/31)	USD	25	$20,842
3.82%, 11/02/27 (Call 08/02/27)	USD	110	99,275
4.00%, 11/13/30 (Call 08/13/30)	USD	125	109,142
4.06%, 11/01/24 (Call 10/01/24)	USD	225	218,014
4.13%, 08/04/25	USD	25	23,906
4.54%, 03/06/25	GBP	100	118,850
4.69%, 06/09/25 (Call 04/09/25)	USD	25	24,281
5.11%, 05/03/29 (Call 02/03/29)(d)	USD	225	213,301
5.13%, 06/16/25 (Call 05/16/25)(d)	USD	365	358,651
5.58%, 03/18/24 (Call 02/18/24)	USD	50	49,765
6.95%, 03/06/26 USD		100	102,275
7.35%, 11/04/27 (Call 10/04/27)	USD	100	104,875
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)	USD	60	53,174
6.50%, 10/01/25 (Call 10/01/23)(a)	USD	46	44,528
9.75%, 08/01/27 (Call 08/01/23)(a)	USD	25	25,744
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)	USD	35	29,050
7.63%, 05/01/26 (Call 05/01/23)(a)	USD	45	39,565
8.13%, 11/15/24 (Call 03/03/23)(a)	USD	20	19,351
8.25%, 04/15/25 (Call 04/15/23)(a)(d)	USD	45	43,045
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	USD	90	81,972
5.88%, 10/15/27 (Call 10/15/23)(a)	USD	85	81,318
5.88%, 11/01/29 (Call 11/01/24)	USD	50	40,813
6.00%, 01/15/30 (Call 10/15/24)(a)	USD	80	65,500
6.75%, 05/01/29 (Call 05/01/24)(a)(d)	USD	60	51,450
8.75%, 05/15/30 (Call 05/15/25)(a)	USD	75	77,702
FXI Holdings Inc.
7.88%, 11/01/24 (Call 03/03/23)(a)(d)	USD	29	26,249
12.25%, 11/15/26 (Call 11/15/23)(a)(d)	USD	59	53,395
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	USD	50	38,351
3.88%, 10/01/31 (Call 10/01/26)(a)(d)	USD	50	37,338
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	USD	40	35,920
3.75%, 10/01/30 (Call 10/01/25)(a)	USD	55	48,744
4.50%, 07/01/28 (Call 07/01/23)(a)(d)	USD	50	47,517
Gen Digital Inc., 5.00%, 04/15/25 (Call 02/13/23)(a)	USD	65	64,003
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/01/23)(d)	USD	45	44,212
7.75%, 02/01/28 (Call 02/01/23)(d)	USD	55	53,415
8.00%, 01/15/27 (Call 01/15/24)	USD	55	54,457
8.88%, 04/15/30 (Call 04/15/26)	USD	10	10,150
Global Atlantic Fin Co., 4.70%, 10/15/51
(Call 07/15/26)(a)(c)	USD	60	51,843
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	USD	50	43,241
5.25%, 12/01/27 (Call 06/01/23)(a)(d)	USD	45	43,439
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(d)	USD	40	37,434
5.00%, 05/31/26 (Call 05/31/23)(d)	USD	65	62,887
5.00%, 07/15/29 (Call 04/15/29)(d)	USD	70	61,421
5.25%, 04/30/31 (Call 01/30/31)(d)	USD	35	30,246
5.25%, 07/15/31 (Call 04/15/31)	USD	20	16,967
5.63%, 04/30/33 (Call 01/30/33)(d)	USD	35	29,925
9.50%, 05/31/25 (Call 05/31/23)	USD	70	72,460
Grand Canyon University
4.13%, 10/01/24	USD	25	23,825
5.13%, 10/01/28 (Call 08/01/28)	USD	40	37,945
Security	Par (000)		Value

United States (continued)
Graphic Packaging International LLC
3.50%, 03/15/28(a)	USD	35	$31,456
3.75%, 02/01/30 (Call 08/01/29)(a)	USD	20	17,455
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(d)	USD	95	73,060
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)	USD	50	37,288
5.88%, 07/15/26 (Call 07/15/23)(a)	USD	50	46,012
7.00%, 05/15/27 (Call 05/15/23)(a)(d)	USD	40	36,486
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	USD	65	61,425
GTCR AP Finance Inc., 8.00%, 05/15/27
(Call 05/15/23)(a)	USD	25	24,563
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 12/15/23)(a)	USD	75	66,181
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	USD	65	64,358
4.88%, 05/15/26 (Call 02/15/26)(a)(d)	USD	65	60,740
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26
(Call 03/15/26)(a)	USD	95	84,279
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles
Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	USD	75	71,719
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%,
09/01/25 (Call 03/03/23)(a)	USD	30	28,270
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(a)	USD	75	71,719
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)(d)	USD	25	22,292
5.00%, 12/01/29 (Call 12/01/24)(a)	USD	80	65,400
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)(d)	USD	45	39,446
5.13%, 06/15/28 (Call 06/15/23)(a)	USD	45	42,601
5.50%, 10/15/30 (Call 10/15/25)(a)	USD	35	32,550
5.63%, 02/15/26 (Call 02/15/23)(a)	USD	50	49,506
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	USD	45	41,892
6.00%, 04/15/30 (Call 04/15/25)(a)	USD	45	42,056
6.00%, 02/01/31 (Call 02/01/26)(a)	USD	45	41,452
6.25%, 11/01/28 (Call 11/01/23)(a)	USD	25	24,042
6.25%, 04/15/32 (Call 04/15/27)(a)	USD	25	23,091
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	USD	115	96,312
3.75%, 05/01/29 (Call 05/01/24)(a)(d)	USD	50	44,579
4.00%, 05/01/31 (Call 05/01/26)(a)	USD	75	65,316
4.88%, 01/15/30 (Call 01/15/25)	USD	80	75,545
5.38%, 05/01/25 (Call 05/01/23)(a)	USD	10	9,969
5.75%, 05/01/28 (Call 05/01/23)(a)	USD	25	24,816
Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	USD	30	26,015
5.00%, 06/01/29 (Call 06/01/24)(a)(d)	USD	70	62,604
Hilton Worldwide Finance LLC/Hilton Worldwide Finance
Corp., 4.88%, 04/01/27 (Call 04/01/23)	USD	35	33,953
HLF Financing Sarl LLC/Herbalife International Inc.,
4.88%, 06/01/29 (Call 06/01/24)(a)	USD	45	32,952
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	USD	75	66,094
4.63%, 02/01/28 (Call 02/01/23)(a)	USD	25	23,910
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)(d)	USD	40	34,558
4.38%, 02/01/31 (Call 02/01/26)(a)	USD	40	33,378
5.38%, 08/01/28 (Call 08/01/23)(a)	USD	50	46,375

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(d)	USD	50	$43,625
5.13%, 10/01/24 (Call 07/01/24)	USD	80	79,424
6.88%, 05/01/25 (Call 04/01/25)	USD	30	30,728
Hub International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)	USD	40	35,918
7.00%, 05/01/26 (Call 05/01/23)(a)	USD	100	99,740
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD	45	43,616
6.63%, 08/01/26	USD	65	62,733
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	USD	60	52,214
4.75%, 09/15/24 (Call 06/15/24)	USD	75	73,228
5.25%, 05/15/27 (Call 11/15/26)	USD	92	85,797
6.25%, 05/15/26 (Call 05/15/23)	USD	105	103,446
6.38%, 12/15/25 (Call 03/03/23)	USD	45	44,600
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)(d)	USD	25	21,494
5.25%, 08/15/27 (Call 08/15/23)(a)	USD	45	40,361
6.38%, 05/01/26 (Call 05/01/23)	USD	50	47,818
8.38%, 05/01/27 (Call 05/01/23)(d)	USD	95	85,262
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)(d)	USD	125	108,750
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	USD	200	181,162
International Game Technology PLC
3.50%, 06/15/26 (Call 03/02/23)(b)	EUR	150	153,890
4.13%, 04/15/26 (Call 04/15/23)(a)	USD	65	61,832
6.25%, 01/15/27 (Call 07/15/26)(a)	USD	85	85,321
6.50%, 02/15/25 (Call 08/15/24)(a)	USD	40	40,419
IQVIA Inc.
2.88%, 09/15/25 (Call 02/10/23)(b)	EUR	100	105,356
2.88%, 06/15/28 (Call 06/15/23)(b)	EUR	100	96,458
5.00%, 05/15/27 (Call 05/15/23)(a)(d)	USD	150	146,018
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	USD	60	51,304
4.88%, 09/15/27 (Call 09/15/23)(a)	USD	75	70,757
4.88%, 09/15/29 (Call 09/15/24)(a)	USD	60	53,937
5.00%, 07/15/28 (Call 07/15/23)(a)	USD	30	27,637
5.25%, 03/15/28 (Call 12/27/23)(a)	USD	55	52,299
5.25%, 07/15/30 (Call 07/15/25)(a)(d)	USD	100	90,500
5.63%, 07/15/32 (Call 07/15/26)(a)	USD	35	31,538
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)(d)	USD	55	47,870
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 02/10/23)(b)	GBP	100	114,605
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	USD	20	19,850
4.75%, 10/01/24 (Call 07/01/24)	USD	65	64,675
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	USD	65	56,550
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	USD	105	95,919
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	USD	75	64,056
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 03/03/23)(a)	USD	25	22,125
4.88%, 12/15/27 (Call 12/15/23)(a)	USD	25	20,331
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)	USD	35	29,625
4.63%, 03/01/28 (Call 03/01/23)(a)(d)	USD	25	22,719
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	USD	30	25,200
4.75%, 02/01/30 (Call 09/01/24)	USD	50	40,972
Security		Par (000)	Value

United States (continued)
5.00%, 03/01/31 (Call 03/01/26)(d)	USD	36	$29,361
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(a)(d)	USD	50	48,754
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)	USD	80	76,183
Kohl’s Corp., 3.63%, 05/01/31 (Call 02/01/31)	USD	25	18,559
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)	USD	45	40,657
6.75%, 07/15/26 (Call 07/15/23)(a)	USD	40	38,667
8.25%, 11/01/29 (Call 11/01/24)(a)	USD	45	37,744
10.50%, 07/15/27 (Call 07/15/23)(a)(d)	USD	35	33,337
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	USD	35	30,844
4.75%, 06/15/29 (Call 06/15/24)(a)	USD	45	37,499
5.25%, 10/01/25 (Call 02/16/23)(a)	USD	4	3,853
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	USD	30	25,519
3.75%, 02/15/28 (Call 02/15/23)(d)	USD	25	22,774
4.00%, 02/15/30 (Call 02/15/25)	USD	35	31,150
4.88%, 01/15/29 (Call 01/15/24)(d)	USD	50	47,367
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	USD	75	67,594
4.38%, 01/31/32 (Call 01/31/27)(a)	USD	50	44,758
4.88%, 05/15/28 (Call 11/15/27)(a)	USD	35	33,852
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/24)	USD	25	25,228
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	USD	25	23,436
3.20%, 08/08/24 (Call 07/08/24)	USD	125	120,091
3.50%, 08/18/26 (Call 06/18/26)	USD	75	69,940
3.90%, 08/08/29 (Call 05/08/29)	USD	50	44,601
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)	USD	50	38,000
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	USD	65	53,396
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	USD	50	44,000
6.75%, 10/15/27 (Call 10/15/23)(a)	USD	65	63,329
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)	USD	40	26,150
6.50%, 11/01/25 (Call 11/01/23)(a)	USD	25	19,094
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 03/03/23)(a)	USD	35	30,625
6.75%, 04/15/25 (Call 04/15/23)(a)	USD	35	34,125
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	USD	65	48,571
3.75%, 07/15/29 (Call 01/15/24)(a)(d)	USD	65	47,639
3.88%, 11/15/29 (Call 08/15/29)(a)	USD	50	40,625
4.25%, 07/01/28 (Call 07/01/23)(a)	USD	75	59,437
4.63%, 09/15/27 (Call 09/15/23)(a)	USD	50	42,288
Liberty Mutual Group Inc., 4.13%, 12/15/51 (Call 12/15/26)(a)(c)	USD	75	64,125
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(a)	USD	68	66,028
8.00%, 04/15/26 (Call 02/01/23)(a)(d)	USD	20	19,438
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)	USD	45	30,252
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)	USD	85	72,250
4.38%, 01/15/31 (Call 10/15/25)(a)	USD	40	34,057
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)	USD	50	44,737
4.75%, 10/15/27 (Call 10/15/23)(a)(d)	USD	75	69,375

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
6.50%, 05/15/27 (Call 05/15/23)(a)	USD	85	$85,484
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	USD	60	53,700
4.38%, 05/15/31 (Call 05/15/26)(a)	USD	35	30,653
4.63%, 11/15/27 (Call 11/15/23)(a)(d)	USD	25	23,784
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	USD	90	75,700
4.50%, 01/15/29 (Call 01/15/24)(a)	USD	85	57,162
5.13%, 12/15/26 (Call 12/15/23)(a)(d)	USD	40	34,200
5.38%, 06/15/29 (Call 06/15/24)(a)(d)	USD	30	20,910
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(d)	USD	35	32,566
5.88%, 03/15/30 (Call 03/15/25)(a)(d)	USD	35	32,007
6.13%, 03/15/32 (Call 03/15/27)(a)(d)	USD	25	22,430
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)	USD	50	44,157
5.88%, 06/30/29 (Call 06/30/24)(a)	USD	80	64,200
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/25 (Call 04/15/23)(a)	USD	25	22,037
11.50%, 12/15/28 (Call 06/15/27)(a)	USD	50	44,367
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)	USD	35	28,088
4.13%, 08/01/30 (Call 05/01/25)(a)	USD	50	42,894
4.63%, 06/01/28 (Call 06/01/23)(a)	USD	35	32,144
5.00%, 12/15/27 (Call 12/15/23)(a)(d)	USD	25	23,916
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)	USD	40	37,465
3.75%, 04/01/29 (Call 04/01/24)(a)	USD	40	35,936
5.88%, 12/15/27 (Call 12/15/23)(a)	USD	35	34,933
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 02/24/23)(a)	USD	110	109,818
7.25%, 04/15/25 (Call 03/03/23)(a)	USD	85	82,981
7.88%, 08/15/26	USD	100	100,750
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	USD	50	44,004
8.00%, 08/01/29 (Call 08/01/24)(a)	USD	60	51,450
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	USD	60	51,312
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	USD	40	35,432
6.00%, 06/01/25 (Call 03/01/25)(d)	USD	25	25,135
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	22	20,733
4.75%, 10/15/28 (Call 07/15/28)(d)	USD	40	36,284
5.50%, 04/15/27 (Call 01/15/27)	USD	51	49,217
5.75%, 06/15/25 (Call 03/15/25)	USD	55	54,351
6.75%, 05/01/25 (Call 05/01/23)(d)	USD	60	60,435
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)	USD	40	33,359
7.88%, 05/01/29 (Call 04/01/24)(a)(d)	USD	90	68,400
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(a)	USD	95	83,600
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(d)	USD	155	128,968
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	USD	35	30,395
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(a)	USD	25	24,197
Mohegan Gaming & Entertainment, 8.00%, 02/01/26 (Call 02/01/23)(a)(d)	USD	100	94,750
Security		Par (000)	Value

United States (continued)
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(d)	USD	40	$34,450
3.88%, 05/15/32 (Call 02/15/32)(a)	USD	60	50,280
4.38%, 06/15/28 (Call 06/15/23)(a)	USD	55	50,954
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/24)(a)(d)	USD	35	32,319
10.50%, 05/15/27 (Call 05/15/23)(a)	USD	40	38,905
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	USD	305	260,863
5.25%, 10/01/29 (Call 10/01/24)(a)(d)	USD	165	139,295
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	USD	75	62,531
5.75%, 11/01/28 (Call 11/01/23)(a)(d)	USD	90	65,906
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	94,916
3.38%, 04/24/30 (Call 01/24/30)	GBP	125	100,993
3.50%, 03/15/31 (Call 03/15/26)	USD	85	60,256
4.63%, 08/01/29 (Call 08/01/24)(d)	USD	65	50,537
5.00%, 10/15/27 (Call 09/07/23)(d)	USD	100	84,656
5.25%, 08/01/26 (Call 08/01/23)(d)	USD	15	13,667
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(d)	USD	55	45,100
3.63%, 09/01/30 (Call 03/01/25)(a)	USD	60	52,430
3.63%, 11/01/31 (Call 11/01/26)(a)	USD	25	21,442
3.88%, 02/15/31 (Call 06/01/25)(a)	USD	75	66,176
4.00%, 11/15/29 (Call 11/15/24)(a)(d)	USD	50	45,614
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/23)	USD	30	29,473
6.38%, 07/15/28 (Call 07/15/24)(d)	USD	50	49,541
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	USD	35	29,347
4.75%, 09/15/29 (Call 09/15/24)	USD	25	22,924
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(d)	USD	35	34,057
7.38%, 05/15/27 (Call 05/15/24)(a)	USD	40	39,963
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/23)(a)	USD	50	48,426
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	USD	55	44,550
5.50%, 08/15/28 (Call 08/15/23)(a)	USD	50	43,686
5.75%, 11/15/31 (Call 11/15/26)(a)	USD	50	40,443
6.00%, 01/15/27 (Call 01/15/24)(a)	USD	40	37,157
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	USD	45	39,830
5.00%, 03/15/27 (Call 09/15/26)	USD	35	32,025
5.50%, 03/15/29 (Call 06/15/28)(d)	USD	40	35,400
5.88%, 10/25/24(d)	USD	25	24,726
6.13%, 03/25/24	USD	60	59,869
6.75%, 06/25/25	USD	25	24,932
6.75%, 06/15/26	USD	40	39,512
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(a)	USD	50	46,937
5.88%, 03/15/26 (Call 12/15/25)(a)	USD	80	69,000
5.88%, 02/15/27 (Call 02/15/24)(a)	USD	60	55,800
7.75%, 02/15/29 (Call 11/15/28)(a)	USD	45	38,588
8.38%, 02/01/28 (Call 02/01/25)(a)	USD	15	15,256
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)	USD	40	32,790
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)	USD	45	39,639
5.13%, 04/15/29 (Call 04/15/24)(a)	USD	85	74,060
5.25%, 10/01/30 (Call 10/01/25)(a)	USD	30	26,051

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.75%, 09/01/27 (Call 09/01/23)(a)	USD	40	$39,028
6.13%, 09/01/29 (Call 09/01/24)(a)(d)	USD	35	34,627
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	USD	145	141,194
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	USD	100	92,673
6.75%, 09/15/25 (Call 09/15/23)(a)	USD	75	71,932
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	USD	135	127,733
4.88%, 06/01/25 (Call 05/01/25)	USD	50	48,875
6.38%, 09/15/27 (Call 06/15/27)	USD	25	25,031
6.63%, 09/15/29 (Call 06/15/29)(d)	USD	25	25,344
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)	USD	60	53,621
5.13%, 02/15/32 (Call 02/15/27)(a)	USD	35	32,953
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(d)	USD	70	63,076
5.63%, 07/15/27 (Call 07/15/23)(a)	USD	125	119,500
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	USD	40	37,243
4.25%, 07/15/24 (Call 04/15/24)(a)(d)	USD	40	39,174
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	50	47,062
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)	USD	35	30,612
6.88%, 08/15/28 (Call 08/15/23)(a)	USD	145	125,640
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	USD	145	137,025
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	USD	85	81,513
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(d)	USD	40	29,950
4.38%, 04/01/30 (Call 01/01/30)	USD	30	24,113
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)(d)	USD	75	76,054
7.13%, 09/30/30 (Call 09/30/25)(a)	USD	45	45,688
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	USD	45	40,767
3.88%, 08/15/31 (Call 08/15/26)(a)	USD	60	50,596
4.75%, 01/30/30 (Call 01/30/25)(a)	USD	95	86,877
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (Call 04/15/24)(b)	EUR	100	94,369
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	USD	35	29,062
3.63%, 02/15/31 (Call 02/15/26)(a)	USD	70	55,562
3.88%, 02/15/32 (Call 02/15/27)(a)	USD	85	66,342
5.25%, 06/15/29 (Call 06/15/24)(a)	USD	40	36,101
5.75%, 01/15/28 (Call 01/15/24)	USD	55	52,387
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	USD	50	48,104
5.75%, 10/01/25 (Call 07/01/25)(d)	USD	30	29,685
6.00%, 06/01/26 (Call 03/01/26)	USD	40	39,212
6.38%, 10/01/30 (Call 04/01/30)	USD	40	38,550
Occidental Petroleum Corp.
5.50%, 12/01/25 (Call 09/01/25)	USD	60	60,404
5.55%, 03/15/26 (Call 12/15/25)	USD	70	70,606
5.88%, 09/01/25 (Call 06/01/25)	USD	55	55,736
6.13%, 01/01/31 (Call 07/01/30)(d)	USD	110	115,087
6.38%, 09/01/28 (Call 03/01/28)	USD	40	41,569
6.63%, 09/01/30 (Call 03/01/30)	USD	110	116,909
7.50%, 05/01/31	USD	70	77,875
Security		Par (000)	Value

United States (continued)
8.50%, 07/15/27 (Call 01/15/27)	USD	40	$44,250
8.88%, 07/15/30 (Call 01/15/30)	USD	70	82,459
Office Properties Income Trust
3.45%, 10/15/31 (Call 07/15/31)	USD	25	17,372
4.50%, 02/01/25 (Call 11/01/24)	USD	50	46,525
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)(b)	EUR	100	105,585
4.75%, 02/15/30 (Call 11/15/24)(a)	USD	30	26,933
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	USD	40	37,790
5.13%, 09/15/27 (Call 03/15/23)(d)	USD	40	38,802
5.63%, 08/01/29 (Call 08/01/24)(d)	USD	35	34,226
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28 (Call 10/01/24)(b)	EUR	100	93,004
4.25%, 10/01/28 (Call 10/01/24)(a)(d)	USD	125	104,687
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	USD	40	34,818
3.88%, 09/15/28 (Call 09/15/24)	USD	50	42,200
4.00%, 09/15/30 (Call 09/15/25)	USD	65	51,937
5.38%, 11/15/29 (Call 05/15/29)	USD	35	30,708
6.13%, 03/15/24 (Call 09/15/23)	USD	80	79,378
6.63%, 01/15/28 (Call 07/15/27)	USD	60	58,456
6.88%, 03/15/25	USD	95	94,702
7.13%, 03/15/26	USD	100	99,825
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)(d)	USD	150	135,896
5.13%, 04/30/31 (Call 04/30/26)(a)(d)	USD	125	113,069
2.88%, 04/30/28 (Call 04/30/24)(b)	EUR	150	142,113
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	USD	35	30,188
4.63%, 03/15/30 (Call 03/15/25)(a)	USD	50	42,946
5.00%, 08/15/27 (Call 08/15/23)(a)(d)	USD	30	27,709
6.25%, 06/15/25 (Call 06/15/23)(a)(d)	USD	30	30,090
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(d)	USD	25	20,375
6.63%, 04/01/30 (Call 04/01/25)(a)	USD	40	35,376
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(a)	USD	35	34,685
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)	USD	65	58,341
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)(d)	USD	40	35,522
Paramount Global
6.25%, 02/28/57 (Call 02/28/27)(c)	USD	30	26,099
6.38%, 03/30/62 (Call 03/30/27)(c)(d)	USD	85	74,269
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	USD	60	52,166
5.88%, 10/01/28 (Call 10/01/23)(a)	USD	55	50,895
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(d)	USD	60	56,570
7.25%, 06/15/25 (Call 06/15/23)	USD	50	49,832
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	USD	40	32,723
5.38%, 10/15/25 (Call 10/15/23)(a)	USD	50	46,573
5.75%, 09/15/31 (Call 09/15/26)(a)	USD	45	37,870
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/23)(d)	USD	55	51,936
3.75%, 06/15/29 (Call 06/15/24)	USD	25	21,296

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(d)	USD	85	$75,841
5.50%, 10/15/27 (Call 10/15/23)(a)(d)	USD	60	57,904
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	USD	65	62,906
4.38%, 03/15/26 (Call 12/15/25)	USD	40	37,777
4.40%, 06/15/30 (Call 03/15/30)	USD	50	43,938
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	USD	75	69,608
7.75%, 02/15/29 (Call 02/15/24)(a)	USD	75	74,082
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(d)	USD	60	56,298
5.25%, 07/01/30 (Call 06/15/25)(d)	USD	80	73,730
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/23)(a)	USD	50	25,493
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)(d)	USD	280	245,875
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/23)(a)	USD	45	45,180
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(a)	USD	50	40,688
4.25%, 04/15/31 (Call 04/15/26)(a)(d)	USD	65	56,244
5.88%, 09/30/27 (Call 09/30/23)(a)	USD	55	54,630
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(d)	USD	80	69,000
4.63%, 04/15/30 (Call 04/15/25)(a)	USD	105	92,787
5.50%, 12/15/29 (Call 12/15/24)(a)	USD	95	88,290
5.63%, 01/15/28 (Call 12/01/23)(a)	USD	55	53,186
5.75%, 03/01/27 (Call 03/01/23)(a)	USD	40	39,410
PRA Group Inc., 8.38%, 02/01/28	USD	15	15,097
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(d)	USD	40	28,650
5.88%, 09/01/31 (Call 09/01/26)(a)	USD	60	41,850
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(a)	USD	25	23,296
8.25%, 02/01/28 (Call 02/01/23)(a)(d)	USD	55	52,869
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	USD	35	29,719
5.13%, 01/15/28 (Call 01/15/24)(a)	USD	25	23,916
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	USD	70	62,470
5.25%, 04/15/24(a)	USD	40	39,612
5.75%, 04/15/26(a)	USD	85	83,567
6.25%, 01/15/28 (Call 01/15/24)(a)(d)	USD	95	90,098
PTC Inc.
3.63%, 02/15/25 (Call 02/15/23)(a)	USD	40	38,375
4.00%, 02/15/28 (Call 02/15/23)(a)	USD	40	37,205
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	USD	40	25,814
4.45%, 02/15/25 (Call 11/15/24)	USD	50	42,480
4.75%, 02/15/27 (Call 11/15/26)	USD	20	15,161
4.85%, 04/01/24(d)	USD	50	47,852
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)	USD	20	12,124
5.38%, 12/01/28 (Call 12/01/23)(a)	USD	45	16,580
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)	USD	65	49,562
6.50%, 09/15/28 (Call 09/15/23)(a)	USD	55	28,654
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)(d)	USD	50	30,250
Security		Par (000)	Value

United States (continued)
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)	USD	35	$31,487
4.88%, 05/15/25 (Call 02/15/25)	USD	45	43,644
8.25%, 01/15/29 (Call 01/15/24)	USD	55	56,613
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)	USD	80	60,000
5.75%, 01/15/29 (Call 01/15/24)(a)	USD	55	42,768
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(a)(d)	USD	80	70,200
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(d)	USD	50	44,736
4.75%, 10/15/27 (Call 10/15/23)	USD	40	37,533
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/23)(a)	USD	59	38,925
8.00%, 11/15/26 (Call 01/15/24)(a)	USD	54	30,105
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)	USD	55	46,185
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	USD	65	54,977
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)	USD	85	75,896
3.63%, 03/01/29 (Call 03/09/23)(a)(d)	USD	45	37,969
3.88%, 03/01/31 (Call 03/01/26)(a)	USD	80	65,513
4.00%, 10/15/33 (Call 10/15/27)(a)(d)	USD	55	43,617
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (Call 04/15/29)(a)	USD	40	36,202
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/23)(a)	USD	70	57,312
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 03/03/23)(a)	USD	50	49,276
9.25%, 04/15/25 (Call 03/16/25)(a)	USD	65	66,651
11.25%, 12/15/27 (Call 06/15/25)(a)	USD	35	37,012
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	USD	90	76,134
3.88%, 02/15/27 (Call 02/15/23)	USD	95	87,678
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(a)	USD	45	44,561
7.25%, 11/15/29 (Call 11/15/24)(a)	USD	50	50,097
8.63%, 07/01/25 (Call 07/01/23)(a)	USD	35	35,863
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)	USD	75	66,019
6.63%, 05/01/29 (Call 05/01/24)(a)	USD	50	42,546
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	USD	20	16,148
4.38%, 02/01/32 (Call 08/01/26)	USD	40	32,650
4.50%, 10/15/29 (Call 10/15/24)(d)	USD	35	30,376
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	USD	20	16,758
5.38%, 01/15/31 (Call 01/15/26)(a)(d)	USD	40	32,280
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/23)(a)	USD	25	22,313
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	USD	35	30,958
4.88%, 03/01/24 (Call 01/01/24)	USD	60	59,472
4.88%, 06/01/27 (Call 03/01/27)	USD	35	33,950
9.63%, 12/01/32	USD	52	59,674
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	USD	30	27,675
5.00%, 04/15/29 (Call 04/15/25)(a)(d)	USD	30	28,710
5.13%, 12/01/24 (Call 09/01/24)(a)	USD	30	29,870
5.50%, 09/15/25 (Call 06/15/25)(a)(d)	USD	25	24,781
6.13%, 02/01/28 (Call 02/01/24)(a)	USD	45	45,401
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/23)(a)	USD	80	78,134

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)	USD	60	$53,850
5.88%, 09/01/30 (Call 09/01/25)(a)	USD	25	24,572
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(d)	USD	55	46,809
4.38%, 02/15/30 (Call 11/15/29)(a)	USD	20	18,050
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	USD	50	42,349
4.00%, 05/15/31 (Call 05/15/26)	USD	45	39,409
4.63%, 12/15/27 (Call 12/15/23)	USD	35	33,433
5.13%, 06/01/29 (Call 06/01/24)	USD	65	62,550
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	USD	20	15,261
4.35%, 10/01/24 (Call 09/01/24)	USD	60	56,739
4.38%, 02/15/30 (Call 08/15/29)	USD	35	25,491
4.75%, 10/01/26 (Call 08/01/26)	USD	20	16,468
4.95%, 02/15/27 (Call 08/15/26)	USD	25	20,534
4.95%, 10/01/29 (Call 07/01/29)	USD	35	26,339
5.50%, 12/15/27 (Call 09/15/27)	USD	40	35,464
7.50%, 09/15/25 (Call 06/15/25)	USD	40	38,600
Silgan Holdings Inc.
3.25%, 03/15/25 (Call 03/02/23)	EUR	100	106,088
4.13%, 02/01/28 (Call 10/01/23)(d)	USD	35	32,725
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	USD	55	43,725
5.50%, 03/01/30 (Call 12/01/24)(a)(d)	USD	40	31,900
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)	USD	55	49,572
3.88%, 09/01/31 (Call 09/01/26)(a)	USD	105	86,506
4.00%, 07/15/28 (Call 07/15/24)(a)	USD	125	111,259
4.13%, 07/01/30 (Call 07/01/25)(a)(d)	USD	120	102,756
5.00%, 08/01/27 (Call 08/01/23)(a)	USD	90	85,193
5.50%, 07/01/29 (Call 07/01/24)(a)	USD	80	74,950
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 03/03/23)(a)	USD	60	58,725
5.50%, 04/15/27 (Call 04/15/23)(a)(d)	USD	40	37,718
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	USD	40	35,328
4.20%, 10/29/25 (Call 09/29/25)	USD	25	23,404
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(d)	USD	55	52,612
6.63%, 01/15/27 (Call 01/15/24)(d)	USD	25	24,352
SoftBank Group Corp., 4.00%, 09/19/29 (Call 06/21/29)(b)	EUR	125	113,129
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(d)	USD	40	33,246
4.88%, 11/15/31 (Call 11/15/26)(a)	USD	42	33,474
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(a)	USD	50	48,254
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	USD	90	79,278
5.38%, 02/01/29 (Call 02/01/24)(d)	USD	50	47,220
5.38%, 03/15/30 (Call 03/15/25)	USD	65	60,531
7.75%, 10/01/27 (Call 10/01/23)	USD	15	15,643
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(d)	USD	30	24,187
5.75%, 07/15/25 (Call 07/15/23)(d)	USD	41	40,656
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(d)	USD	40	33,991
7.50%, 04/15/25 (Call 04/15/23)(a)	USD	75	75,122
9.38%, 11/30/29 (Call 11/30/25)(a)	USD	70	75,978
Security		Par (000)	Value

United States (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	USD	45	$46,042
Sprint LLC
7.13%, 06/15/24	USD	165	168,506
7.63%, 02/15/25 (Call 11/15/24)	USD	100	103,805
7.63%, 03/01/26 (Call 11/01/25)	USD	115	121,797
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	USD	85	77,539
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	USD	55	50,594
6.00%, 12/01/29 (Call 12/01/24)(a)	USD	60	51,278
6.13%, 07/01/29 (Call 07/01/24)(a)	USD	25	21,498
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/23)(a)	USD	125	120,225
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	USD	75	65,719
Standard Industries Inc./NJ
2.25%, 11/21/26 (Call 08/21/26)(b)	EUR	100	94,129
3.38%, 01/15/31 (Call 07/15/25)(a)	USD	70	55,797
4.38%, 07/15/30 (Call 07/15/25)(a)(d)	USD	100	85,720
4.75%, 01/15/28 (Call 01/15/24)(a)	USD	75	70,286
5.00%, 02/15/27 (Call 02/15/23)(a)	USD	60	57,147
Staples Inc.
7.50%, 04/15/26 (Call 04/15/23)(a)	USD	125	111,083
10.75%, 04/15/27 (Call 04/15/23)(a)(d)	USD	75	56,775
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	USD	40	35,900
3.75%, 12/31/24 (Call 09/30/24)(a)	USD	30	28,453
4.38%, 01/15/27 (Call 07/15/26)(a)	USD	50	45,022
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)	USD	60	54,015
4.63%, 12/01/31 (Call 06/01/31)(a)	USD	30	25,287
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)	USD	60	53,122
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)	USD	50	43,688
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	USD	40	37,560
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)	USD	50	48,687
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	USD	50	45,248
4.50%, 04/30/30 (Call 04/30/25)	USD	58	51,646
5.88%, 03/15/28 (Call 03/15/23)	USD	25	24,445
6.00%, 04/15/27 (Call 04/15/23)	USD	25	25,019
Synchrony Financial, 7.25%, 02/02/33	USD	25	24,949
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/24)(a)	USD	45	41,486
6.00%, 03/01/27 (Call 03/01/23)(a)	USD	30	28,557
6.00%, 12/31/30 (Call 12/31/25)(a)	USD	40	36,431
6.00%, 09/01/31 (Call 09/01/26)(a)	USD	45	40,675
7.50%, 10/01/25 (Call 10/01/23)(a)	USD	25	25,368
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	USD	35	32,008
5.75%, 01/15/28 (Call 10/15/27)(a)	USD	30	29,072
5.88%, 06/15/27 (Call 03/15/27)(a)	USD	40	39,315
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	USD	75	70,477
4.75%, 03/15/26 (Call 03/15/23)(a)	USD	30	29,175
5.00%, 09/15/29 (Call 09/15/24)	USD	70	65,975
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(a)	USD	80	73,920

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Tempur Sealy International Inc., 3.88%, 10/15/31 (Call 10/15/26)(a)	USD	115	$94,895
Tenet Healthcare Corp.
4.25%, 06/01/29	USD	100	88,937
4.38%, 01/15/30 (Call 12/01/24)	USD	100	89,011
4.63%, 07/15/24 (Call 03/03/23)	USD	47	46,354
4.63%, 09/01/24	USD	25	24,601
4.63%, 06/15/28(d)	USD	40	37,150
4.88%, 01/01/26 (Call 03/01/23)	USD	140	136,356
5.13%, 11/01/27(d)	USD	110	105,875
6.13%, 10/01/28 (Call 10/01/23)(d)	USD	150	140,262
6.13%, 06/15/30 (Call 06/15/25)(a)	USD	135	131,287
6.25%, 02/01/27	USD	110	107,525
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)	USD	60	54,000
5.00%, 01/31/28 (Call 07/31/27)(a)	USD	50	47,003
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/23)(a)	USD	80	62,400
TI Automotive Finance PLC, 3.75%, 04/15/29 (Call 04/15/24)(b)	EUR	100	83,402
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)	USD	25	20,445
10.50%, 05/15/29 (Call 05/15/24)(a)(d)	USD	40	24,309
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	USD	65	58,744
4.88%, 05/01/29 (Call 05/01/24)	USD	60	54,314
5.50%, 11/15/27 (Call 11/15/23)	USD	185	176,675
6.25%, 03/15/26 (Call 03/15/23)(a)	USD	280	279,580
6.38%, 06/15/26 (Call 06/15/23)	USD	65	64,090
7.50%, 03/15/27 (Call 03/15/23)	USD	25	25,181
8.00%, 12/15/25 (Call 04/08/23)(a)	USD	80	81,650
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/23)(d)	USD	50	49,565
Transocean Inc.
8.75%, 02/15/30 (Call 02/15/26)(a)	USD	70	72,275
11.50%, 01/30/27 (Call 07/30/23)(a)	USD	75	78,510
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/23)(a)	USD	83	82,540
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)	USD	40	41,480
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(d)	USD	45	38,784
6.00%, 04/01/27 (Call 01/01/27)	USD	25	24,531
6.63%, 07/31/26 (Call 04/30/26)(a)	USD	35	34,733
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(d)	USD	25	24,934
Triumph Group Inc.
6.25%, 09/15/24 (Call 03/03/23)(a)(d)	USD	25	24,234
7.75%, 08/15/25 (Call 08/15/23)(d)	USD	27	22,939
8.88%, 06/01/24 (Call 02/01/23)(a)	USD	31	31,611
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(d)	USD	80	68,400
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(d)	USD	50	42,479
3.88%, 03/15/31 (Call 03/15/26)(d)	USD	20	16,575
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(d)	USD	45	40,309
4.75%, 02/15/29 (Call 02/15/24)(a)	USD	55	50,368
6.25%, 04/15/25 (Call 04/15/23)(a)	USD	60	60,044
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)	USD	110	98,172
Security		Par (000)	Value

United States (continued)
6.25%, 01/15/28 (Call 12/17/23)(a)(d)	USD	25	$24,498
7.50%, 05/15/25 (Call 05/15/23)(a)	USD	70	71,072
7.50%, 09/15/27 (Call 09/15/23)(a)	USD	75	76,158
8.00%, 11/01/26 (Call 11/01/23)(a)	USD	90	92,128
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	USD	140	133,142
4.63%, 04/15/29 (Call 10/15/25)(a)	USD	140	127,915
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	USD	60	51,675
3.88%, 02/15/31 (Call 08/15/25)(d)	USD	70	61,892
4.00%, 07/15/30 (Call 07/15/25)(d)	USD	45	40,506
4.88%, 01/15/28 (Call 01/15/24)	USD	125	120,906
5.25%, 01/15/30 (Call 01/15/25)	USD	60	58,039
5.50%, 05/15/27 (Call 05/15/23)	USD	37	36,791
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/23)(a)	USD	50	46,963
5.50%, 04/15/29 (Call 03/30/24)(a)	USD	40	34,423
5.75%, 06/15/27 (Call 06/15/24)(a)	USD	50	44,846
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)	USD	50	33,475
7.88%, 02/15/25 (Call 02/15/23)(a)	USD	160	157,930
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(d)	USD	40	32,846
6.50%, 02/15/29 (Call 02/15/24)(a)	USD	70	48,315
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(d)	USD	55	47,805
5.13%, 02/15/25 (Call 02/15/23)(a)	USD	110	107,302
6.63%, 06/01/27 (Call 06/01/23)(a)	USD	90	88,200
7.38%, 06/30/30 (Call 06/30/25)(a)	USD	70	68,438
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/23)	USD	40	39,258
6.88%, 09/01/27 (Call 09/01/23)(d)	USD	55	53,350
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	USD	40	33,656
4.25%, 02/15/30 (Call 02/15/25)(a)	USD	35	34,389
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	USD	60	52,317
10.50%, 11/01/26 (Call 11/01/23)(a)	USD	45	45,281
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(d)	USD	85	71,683
6.25%, 01/15/30	USD	55	55,895
3.88%, 08/15/29 (Call 02/15/29)(a)	USD	90	80,212
4.13%, 08/15/31 (Call 02/15/31)(a)	USD	90	79,790
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	USD	76	82,340
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/23)(a)	USD	115	76,015
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/23)(a)	USD	65	65,305
ViaSat Inc.
5.63%, 09/15/25 (Call 02/13/23)(a)	USD	40	37,600
5.63%, 04/15/27 (Call 04/15/23)(a)	USD	50	46,637
6.50%, 07/15/28 (Call 06/17/23)(a)	USD	25	20,094
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/23)(a)(d)	USD	55	46,887
7.00%, 02/15/29 (Call 02/15/24)(a)(d)	USD	50	43,500
13.00%, 05/15/25 (Call 05/15/23)(a)	USD	35	37,134
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	USD	85	75,027
5.00%, 07/31/27 (Call 07/31/23)(a)	USD	80	75,279

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.50%, 09/01/26 (Call 09/01/23)(a)	USD	75	$73,069
5.63%, 02/15/27 (Call 02/15/23)(a)	USD	70	67,775
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	USD	35	30,734
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)	USD	45	44,775
8.63%, 04/30/30 (Call 10/30/24)(a)(d)	USD	90	90,816
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 11/15/23)(a)	USD	74	36,519
9.00%, 11/15/26 (Call 11/15/23)(a)(d)	USD	89	59,941
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/23)(a)	USD	80	81,280
7.25%, 06/15/28 (Call 06/15/23)(a)(d)	USD	115	118,307
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	USD	50	40,859
3.10%, 02/01/32 (Call 11/01/31)	USD	25	19,233
4.75%, 02/15/26 (Call 11/15/25)(d)	USD	150	145,051
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	USD	35	33,425
4.30%, 02/01/30 (Call 11/01/29)	USD	70	64,071
4.50%, 03/01/28 (Call 12/01/27)	USD	35	33,075
4.65%, 07/01/26 (Call 04/01/26)	USD	35	33,779
4.75%, 08/15/28 (Call 05/15/28)	USD	35	33,337
WeWork Companies Inc., 7.88%, 05/01/25(a)	USD	50	27,000
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)	USD	30	12,797
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	USD	30	27,778
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)	USD	105	84,637
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	USD	40	33,156
3.75%, 12/01/29 (Call 12/01/24)(a)	USD	50	43,620
3.88%, 07/15/30 (Call 07/15/25)(a)	USD	50	44,057
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)	USD	70	65,275
5.63%, 08/15/29 (Call 08/15/24)(a)	USD	70	58,345
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)	USD	50	47,234
5.50%, 03/01/25 (Call 12/01/24)(a)	USD	135	131,548
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)	USD	50	44,625
7.75%, 04/15/25 (Call 04/15/23)(a)	USD	25	25,093
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	USD	65	60,821
5.50%, 08/15/28 (Call 07/15/28)(a)	USD	40	33,925
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(a)(d)	USD	60	53,250
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(d)	USD	60	51,339
Security		Par/ Shares (000)	Value

United States (continued)
4.63%, 01/31/32 (Call 10/01/26)	USD	80	$72,844
4.75%, 01/15/30 (Call 10/15/29)(a)	USD	50	46,878
5.38%, 04/01/32 (Call 04/01/27)(d)	USD	70	66,377
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/03/23)(a)	USD	105	83,485
6.13%, 03/01/28 (Call 03/01/23)(a)(d)	USD	65	44,685
			56,276,091
Total Long-Term Investments — 97.7%
(Cost: $99,280,043)			87,872,819

Short-Term Securities

Money Market Funds — 15.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(j)(k)(l)	13,810	13,818,713
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(j)(k)	550	550,000

Total Short-Term Securities — 15.9% (Cost: $14,357,700)		14,368,713

Total Investments — 113.6% (Cost: $113,637,743)		102,241,532

Liabilities in Excess of Other Assets — (13.6)%		(12,276,741)

Net Assets — 100.0%		$89,964,791

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	All or a portion of this security is on loan.
(e)	Perpetual security with no stated maturity date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Zero-coupon bond.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,572,440	$—	$(1,766,166	)(a)	$1,274	$11,165	$13,818,713	13,810	$25,013	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,490,000	—	(940,000	)(a)	—	—	550,000	550	7,588		1
					$1,274	$11,165	$14,368,713		$32,601		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

Schedule of Investments (unaudited) (continued)	iShares® US & Intl High Yield Corp Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$87,872,819	$—	$87,872,819
Short-Term Securities
Money Market Funds	14,368,713	—	—	14,368,713
	$14,368,713	$87,872,819	$—	$102,241,532

Portfolio Abbreviation

CAB	Capital Appreciation Bonds
REIT	Real Estate Investment Trust

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound